UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Semi-Annual Report

June 30, 2020

Beginning on April 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-514-7557.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-514-7557. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Aperture Investors, LLC Funds if you invest directly with the Funds.

Investment Adviser:

Aperture Investors, LLC

TABLE OF CONTENTS

Schedules of Investments

Aperture New World Opportunities Fund	1

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 68.3%
	Face Amount	Value

Argentina — 0.3%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$714,000	$269,892
YPF
8.75%, 04/04/24	1,075,000	865,913

		1,135,805

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	778,654

Bahrain — 0.7%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,300,000	1,342,692
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	1,005,404

		2,348,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 05/02/24	$213,000	$204,693

Brazil — 5.4%
Banco Bradesco MTN
3.20%, 01/27/25 (a)	200,000	196,540
Banco Daycoval MTN
4.25%, 12/13/24	692,000	678,188
Banco do Brasil
4.63%, 01/15/25	881,000	911,835
5.88%, 01/19/23	1,100,000	1,152,580
Banco do Brasil MTN
4.88%, 04/19/23	365,000	379,147
Banco do Estado do Rio Grande do Sul
7.38%, 02/02/22	213,000	221,839
BRF
4.75%, 05/22/24	358,000	363,728
BRF GmbH
4.35%, 09/29/26	363,000	350,295
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	827,438
Centrais Eletricas Brasileiras
3.63%, 02/04/25 (a)	1,000,000	977,500
CSN Islands XI
6.75%, 01/28/28 (a)	718,000	614,787
CSN Resources
7.63%, 02/13/23	200,000	186,000
7.63%, 04/17/26	363,000	314,902
Embraer Overseas
5.70%, 09/16/23	1,139,000	1,084,909
Fibria Overseas Finance
5.50%, 01/17/27	260,000	280,153
Gol Finance
7.00%, 01/31/25	1,431,000	801,374
GTL Trade Finance
5.89%, 04/29/24	210,000	228,165
Hidrovias International Finance SARL
5.95%, 01/24/25	362,000	346,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Brazil (continued)
Itau Unibanco Holding
3.25%, 01/24/25	$1,768,000	$1,744,486
Itau Unibanco Holding MTN
5.65%, 03/19/22	365,000	379,600
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863%, (b)(c)	110,000	102,542
JSL Europe
7.75%, 07/26/24	213,000	210,444
MARB BondCo
6.88%, 01/19/25	856,000	852,799
7.00%, 03/15/24	290,000	290,403
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,112,375
Petrobras Global Finance BV
5.30%, 01/27/25	2,668,000	2,772,079
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	527,500
7.38%, 02/09/24	354,000	370,564
Suzano Austria GmbH
5.75%, 07/14/26	500,000	546,250
Unigel Luxembourg
8.75%, 10/01/26 (a)	365,000	292,000

		19,116,476

Cayman Islands — 0.4%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,200,000	1,248,506

Chile — 1.2%
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	872,471
Empresa Electrica Guacolda
4.56%, 04/30/25	310,000	256,020
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	110,000	116,881
4.88%, 10/30/24	110,000	115,910
Falabella
3.75%, 04/30/23	716,000	730,113
Inversiones CMPC
4.38%, 05/15/23	110,000	114,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Chile (continued)
4.38%, 04/04/27	$290,000	$309,575
Latam Finance
6.88%, (d)	403,000	112,840
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	717,416
VTR Comunicaciones
5.13%, 01/15/28 (a)	350,000	357,175
VTR Finance
6.38%, 07/15/28 (a)	200,000	205,254
VTR Finance BV
6.88%, 01/15/24	356,000	364,160

		4,272,735

China — 19.0%
Agile Group Holdings
6.70%, 03/07/22	1,051,000	1,076,722
8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%, 12/04/68 (b)(c)	212,000	211,767
Baidu
3.08%, 04/07/25	200,000	210,156
3.88%, 09/29/23	1,800,000	1,915,584
Bank of China
5.00%, 11/13/24	4,187,000	4,658,507
Bank of China MTN 1.17%, VAR ICE LIBOR USD 3 Month+0.850%, 03/08/23 (b)	313,000	312,618
CCB Life Insurance 4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77 (b)	200,000	194,744
CFLD Cayman Investment
8.60%, 04/08/24	723,000	708,540
China Aoyuan Group
8.50%, 01/23/22	425,000	438,282
China Cinda Finance 2017 I MTN
3.88%, 02/08/23	1,200,000	1,259,905
China Clean Energy Development
4.00%, 11/05/25	364,000	399,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
China Evergrande Group
6.25%, 06/28/21	$1,000,000	$958,750
7.50%, 06/28/23	1,254,000	1,051,721
8.25%, 03/23/22	900,000	832,478
8.75%, 06/28/25	200,000	160,000
China Great Wall International Holdings III MTN
4.38%, 05/25/23	291,000	310,810
China Huadian Overseas Development Management 4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%, (b)(c)	200,000	205,723
China Overseas Finance Cayman VI
5.95%, 05/08/24	200,000	228,534
China SCE Group Holdings
7.38%, 04/09/24	695,000	681,024
Chinalco Capital Holdings 4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, (b)(c)	1,223,000	1,228,932
Chongqing Nan’an Urban Construction & Development Group
4.66%, 06/04/24	471,000	474,471
Chouzhou International Investment
4.50%, 05/30/22	213,000	214,856
CIFI Holdings Group
5.50%, 01/23/22	350,000	351,742
6.55%, 03/28/24	254,000	260,321
CITIC MTN
3.88%, 02/28/27	200,000	218,921
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,716,067
CNAC HK Finbridge
4.63%, 03/14/23	2,213,000	2,348,769
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,524,554
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,461,000	1,608,503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Coastal Emerald 4.30%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445%, (b)(c)	$544,000	$546,643
Country Garden Holdings
5.13%, 01/17/25	200,000	203,465
6.50%, 04/08/24	1,195,000	1,269,688
CRCC Chengan 3.97%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.243%, (b)(c)	1,223,000	1,244,190
Fantasia Holdings Group
7.38%, 10/04/21	459,000	452,200
7.95%, 07/05/22	364,000	348,518
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,878,573
Franshion Brilliant 5.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%, (b)(c)	354,000	304,900
Greenland Global Investment
5.88%, 07/03/24	546,000	524,211
Guohui International Bvi
4.37%, 07/09/22	973,000	977,865
Hongkong International Qingdao
4.25%, 12/04/22	200,000	199,092
Huarong Finance 2017 4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, (b)(c)	200,000	200,995
Huarong Finance 2017 MTN 2.76%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23 (b)	200,000	191,180
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, (b)(c)	543,000	545,009
Huarong Finance 2019 MTN
3.25%, 11/13/24	730,000	732,944
Huarong Finance II MTN
5.50%, 01/16/25	2,923,000	3,208,656
Industrial & Commercial Bank of China
4.88%, 09/21/25	2,463,000	2,777,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Kaisa Group Holdings
8.50%, 06/30/22	$1,123,000	$1,110,327
11.50%, 01/30/23	2,160,000	2,208,484
KWG Group Holdings
5.88%, 11/10/24	363,000	345,705
6.00%, 09/15/22	255,000	255,627
7.88%, 09/01/23	351,000	363,280
Leader Goal International MTN 4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919%, (b)(c)	212,000	213,325
Lenovo Group MTN
4.75%, 03/29/23	1,431,000	1,445,646
Poly Real Estate Finance
4.75%, 09/17/23	603,000	644,613
Prosus
4.85%, 07/06/27	110,000	123,064
RKI Overseas Finance 2016 B
4.70%, 09/06/21	213,000	211,367
Ronshine China Holdings
8.75%, 10/25/22	867,000	902,853
10.50%, 03/01/22	348,000	368,488
Scenery Journey
11.50%, 10/24/22	742,000	703,015
13.75%, 11/06/23	713,000	695,120
Shimao Group Holdings
5.60%, 07/15/26	1,275,000	1,340,344
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	269,764
Sino-Ocean Land Treasure III 4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256%, (b)(c)	695,000	577,177
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,339,503
Sunac China Holdings
7.88%, 02/15/22	1,000,000	1,026,231
7.95%, 10/11/23	1,418,000	1,446,360
Sunny Optical Technology Group
3.75%, 01/23/23	219,000	224,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Tencent Holdings MTN
2.99%, 01/19/23	$546,000	$567,126
Times China Holdings
7.63%, 02/21/22	348,000	356,256
Vanke Real Estate Hong Kong MTN
3.98%, 11/09/27	1,088,000	1,155,296
Weibo
3.38%, 07/08/30	1,769,000	1,757,272
Weichai International Hong Kong Energy Group 3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084%, (b)(c)	283,000	283,138
Xiaomi Best Time International
3.38%, 04/29/30 (a)	2,200,000	2,167,954
Yingde Gases Investment
6.25%, 01/19/23	400,000	409,861
Yuzhou Properties
8.30%, 05/27/25	1,300,000	1,285,369
8.50%, 02/26/24	713,000	728,075

		66,893,952

Colombia — 1.5%
Banco de Bogota
6.25%, 05/12/26	417,000	440,719
Bancolombia 4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27 (b)	110,000	107,114
Colombia Telecomunicaciones ESP
5.38%, 09/27/22	984,000	983,764
Ecopetrol
4.13%, 01/16/25	110,000	110,276
5.38%, 06/26/26	110,000	115,643
5.88%, 09/18/23	314,000	335,980
Grupo Aval
4.75%, 09/26/22	1,910,000	1,923,045
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	784,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Colombia (continued)
SURA Asset Management
4.88%, 04/17/24	$358,000	$381,166

		5,182,369

Congo — 0.3%
HTA Group
7.00%, 12/18/25 (a)	900,000	910,224

Costa Rica — 0.2%
Banco Nacional de Costa Rica
6.25%, 11/01/23	362,000	354,764
Instituto Costarricense de Electricidad
6.95%, 11/10/21	213,000	210,872

		565,636

Georgia — 0.1%
Georgian Railway JSC
7.75%, 07/11/22	413,000	414,032

Ghana — 0.1%
Tullow Oil 6.25%, 04/15/22	291,000	212,430
7.00%, 03/01/25	254,000	159,385

		371,815

Guatemala — 0.1%
Industrial Senior Trust
5.50%, 11/01/22	209,000	211,406

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	120,374
HKT Capital No. 4
3.00%, 07/14/26	200,000	206,437
Melco Resorts Finance
4.88%, 06/06/25	110,000	110,555

		437,366

India — 2.8%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,060,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

India (continued)
Adani Ports & Special Economic Zone
3.38%, 07/24/24	$364,000	$359,993
4.38%, 07/03/29	435,000	424,778
Azure Power Energy
5.50%, 11/03/22	213,000	214,691
Bank of Baroda MTN
3.50%, 04/04/22	200,000	202,539
Bharti Airtel
4.38%, 06/10/25	110,000	113,520
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	820,000	871,274
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	747,743
Future Retail
5.60%, 01/22/25	358,000	236,151
Greenko Dutch BV
5.25%, 07/24/24	500,000	493,950
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	443,162
ICICI Bank MTN
4.00%, 03/18/26	765,000	787,675
Indian Railway Finance MTN
3.25%, 02/13/30 (a)	700,000	693,041
JSW Steel
5.95%, 04/18/24	554,000	533,163
Muthoot Finance MTN
4.40%, 09/02/23 (a)	360,000	344,016
NTPC MTN
4.25%, 02/26/26	364,000	385,021
Oil India
5.38%, 04/17/24	218,000	233,873
ReNew Power Synthetic
6.67%, 03/12/24	364,000	366,735
Shriram Transport Finance MTN
5.10%, 07/16/23	289,000	252,784
5.95%, 10/24/22	213,000	194,993
State Bank of India
4.38%, 01/24/24	110,000	116,781

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

India (continued)
Vedanta Resources
6.13%, 08/09/24	$1,228,000	$843,785

		9,919,974

Indonesia — 3.3%
Adaro Indonesia
4.25%, 10/31/24	1,500,000	1,415,625
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	369,473
Bukit Makmur Mandiri Utama
7.75%, 02/13/22	213,000	176,786
Indika Energy Capital III Pte
5.88%, 11/09/24	1,283,000	1,142,448
Indo Energy Finance II BV
6.38%, 01/24/23	121,410	113,421
Indonesia Asahan Aluminium Persero
4.75%, 05/15/25 (a)	1,700,000	1,814,557
5.45%, 05/15/30 (a)	1,800,000	2,007,360
Medco Oak Tree Pte
7.38%, 05/14/26	291,000	269,667
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,304,494
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,271,758
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	503,509
Saka Energi Indonesia
4.45%, 05/05/24	213,000	194,895

		11,583,993

Israel — 0.3%
Israel Electric
5.00%, 11/12/24 (a)	913,000	1,022,670

Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	800,891
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	55,120

		856,011

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Kuwait — 1.6%
Equate Petrochemical BV
3.00%, 03/03/22	$1,676,000	$1,692,760
Kuwait Projects SPC
5.00%, 03/15/23	717,000	722,471
Kuwait Projects SPC MTN
4.50%, 02/23/27	1,218,000	1,156,301
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (a)	1,800,000	1,935,774

		5,507,306

Macau — 0.0%
Sands China
4.60%, 08/08/23	110,000	115,808

Malaysia — 0.1%
Malayan Banking 3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%, 10/29/26 (b)	364,000	368,954

Mexico — 4.8%
Aerovias de Mexico
7.00%, (d)	1,789,000	411,470
Alfa
5.25%, 03/25/24	354,000	377,010
Alpek
4.50%, 11/20/22	217,000	224,326
Axtel 6.
38%, 11/14/24	200,000	207,704
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	826,000	853,919
4.38%, 04/11/27	300,000	302,250
Banco Nacional de Comercio Exterior SNC 3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 3.000%, 08/11/26 (b)	425,000	414,379
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	114,538
5.38%, 04/17/25 (a)	350,000	383,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Mexico (continued)
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+
2.995%, 10/01/28 (b)	$1,215,000	$1,245,375
BBVA Bancomer
6.75%, 09/30/22	3,338,000	3,557,974
Cemex
5.70%, 01/11/25	200,000	195,500
7.38%, 06/05/27 (a)	700,000	711,200
Comision Federal de Electricidad
4.75%, 02/23/27	1,090,000	1,144,500
4.88%, 01/15/24	358,000	376,795
Credito Real SOFOM ER
7.25%, 07/20/23	250,000	245,000
9.50%, 02/07/26	484,000	494,890
Fresnillo
5.50%, 11/13/23	500,000	538,750
Grupo Bimbo 5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+
3.280%, (b)(c)	708,000	727,293
Nemak
4.75%, 01/23/25	251,000	247,865
Orbia Advance
4.88%, 09/19/22	1,300,000	1,358,500
Petroleos Mexicanos 3.50%, 01/30/23	1,184,000	1,125,984
4.88%, 01/24/22	717,000	710,167
6.50%, 03/13/27	1,074,000	969,306
Sigma Alimentos
4.13%, 05/02/26	110,000	115,499

		17,053,234

Mongolia — 0.3%
Development Bank of Mongolia
7.25%, 10/23/23	1,076,000	1,033,184

Morocco — 0.4%
OCP
4.50%, 10/22/25	1,269,000	1,320,506

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Netherlands — 1.2%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	$2,556,000	$2,414,621
3.15%, 10/01/26	2,146,000	1,916,121

		4,330,742

Nigeria — 0.2%
United Bank for Africa
7.75%, 06/08/22	550,000	547,085

Oman — 0.7%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	349,766
OmGrid Funding
5.20%, 05/16/27	1,246,000	1,171,240
Oztel Holdings SPC
5.63%, 10/24/23	785,000	785,141

		2,306,147

Panama — 0.3%
Banco General
4.13%, 08/07/27	110,000	116,739
Banistmo
3.65%, 09/19/22	700,000	699,132
Global Bank
4.50%, 10/20/21	110,000	112,091

		927,962

Peru — 1.3%
Banco BBVA Peru
5.00%, 08/26/22	110,000	116,325
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,169,940
Camposol
6.00%, 02/03/27 (a)	400,000	393,408
Credicorp
2.75%, 06/17/25 (a)	1,000,000	995,150
Financiera de Desarrollo
4.75%, 07/15/25	213,000	232,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Peru (continued)
Nexa Resources
6.50%, 01/18/28 (a)	$1,400,000	$1,418,200
Southern Copper
3.88%, 04/23/25	110,000	119,190
Volcan Cia Minera SAA
5.38%, 02/02/22	213,000	202,616

		4,647,319

Qatar — 2.1%
ABQ Finance MTN
3.13%, 09/24/24	212,000	217,163
AKCB Finance
4.75%, 10/09/23	1,061,000	1,122,483
CBQ Finance MTN
5.00%, 05/24/23	660,000	704,550
Ezdan Sukuk
4.88%, 04/05/22	1,082,000	874,256
MAR Sukuk
3.03%, 11/13/24	289,000	292,208
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,912,112
QNB Finance MTN
3.50%, 03/28/24	1,217,000	1,283,915

		7,406,687

Russia — 2.5%
Credit Bank of Moscow Via CBOM Finance
7.12%, 06/25/24	213,000	231,425
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+ 5.416%, 10/05/27 (b)	364,000	353,298
Evraz
5.38%, 03/20/23	1,100,000	1,171,500
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	729,904
6.63%, 10/14/22	800,000	875,184
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	734,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Russia (continued)
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	$2,230,000	$2,342,303
SCF Capital DAC
5.38%, 06/16/23	700,000	747,198
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	776,944
6.03%, 07/05/22	700,000	747,124

		8,709,775

Saudi Arabia — 0.9%
Almarai Sukuk
4.31%, 03/05/24	213,000	224,939
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	597,959
6.88%, 03/21/23	724,000	681,646
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22	250,000	243,125
SABIC Capital II BV
4.00%, 10/10/23	700,000	745,259
Samba Funding
2.75%, 10/02/24	435,000	445,049
Saudi Electricity Global Sukuk
3 4.00%, 04/08/24	342,000	364,589

		3,302,566

Singapore — 1.0%
BOC Aviation MTN 1.41%, VAR ICE LIBOR USD 3 Month+
1.125%, 09/26/23 (b)	110,000	106,534
3.25%, 04/29/25 (a)	2,800,000	2,865,192
Marble II Pte
5.30%, 06/20/22	500,000	492,482
United Overseas Bank MTN 3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+
2.236%, 09/16/26 (b)	200,000	203,816

		3,668,024

South Africa — 1.6%
Anglo American Capital
4.75%, 04/10/27	363,000	404,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

South Africa (continued)
AngloGold Ashanti Holdings
5.13%, 08/01/22	$100,000	$105,005
Eskom Holdings SOC MTN
6.35%, 08/10/28	928,000	928,000
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	228,824
FirstRand Bank 6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+
3.561%, 04/23/28 (b)	428,000	434,976
Liquid Telecommunications Financing
8.50%, 07/13/22	212,000	208,896
Mauritius Investments
4.76%, 11/11/24	250,000	248,850
5.37%, 02/13/22	500,000	507,950
Sasol Financing International
4.50%, 11/14/22	365,000	330,668
Sasol Financing USA
5.88%, 03/27/24	642,000	571,380
6.50%, 09/27/28	290,000	256,407
Transnet SOC
4.00%, 07/26/22	1,400,000	1,356,936

		5,581,916

South Korea — 2.4%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, (b)(c)	354,000	346,901
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472% (b)(c)	928,000	876,917
Kia Motors
3.00%, 04/25/23	321,000	330,953
Kookmin Bank
1.75%, 05/04/25 (a)	1,800,000	1,839,249
Kookmin Bank MTN
4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639%, (b)(c)	726,000	746,683

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

South Korea (continued)
Korea East-West Power
1.75%, 05/06/25 (a)	$1,100,000	$1,133,833
Kyobo Life Insurance
3.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, (b)(c)	212,000	210,707
POSCO
2.75%, 07/15/24	361,000	374,477
SK Hynix
3.00%, 09/17/24	500,000	521,640
SK Innovation
4.13%, 07/13/23	200,000	210,644
Woori Bank MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664%, (b)(c)	723,000	718,987
4.75%, 04/30/24	474,000	516,988
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347%, (b)(c)	708,000	729,100

		8,557,079

Supranational — 0.7%
Africa Finance MTN
4.38%, 04/17/26	687,000	723,823
Central American Bank for Economic Integration
2.00%, 05/06/25 (a)	1,800,000	1,832,220

		2,556,043

Switzerland — 0.1%
Syngenta Finance
5.18%, 04/24/28	363,000	387,211

Thailand — 0.1%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	118,979
PTT Global Chemical
4.25%, 09/19/22	110,000	115,267
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	205,368

		439,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	$362,000	$335,011

Turkey — 2.4%
Akbank T.A.S.
6.80%, 02/06/26 (a)	700,000	699,930
Arcelik
5.00%, 04/03/23	250,000	247,133
Coca-Cola Icecek
4.22%, 09/19/24	200,000	201,760
KOC Holding
5.25%, 03/15/23	1,765,000	1,769,836
Petkim Petrokimya Holding
5.88%, 01/26/23	709,000	701,910
QNB Finansbank
6.88%, 09/07/24	361,000	368,220
QNB Finansbank MTN
4.88%, 05/19/22	348,000	344,346
TC Ziraat Bankasi MTN
5.13%, 05/03/22	348,000	340,563
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	209,853
6.88%, 02/28/25	730,000	767,653
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	422,229
Turkiye Is Bankasi
6.00%, 10/24/22	716,000	704,230
Turkiye Is Bankasi MTN
6.13%, 04/25/24	356,000	345,213
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	354,000	363,332
Turkiye Vakiflar Bankasi TAO MTN
5.63%, 05/30/22	417,000	412,367
5.75%, 01/30/23	354,000	344,017
Yapi ve Kredi Bankasi MTN
5.75%, 02/24/22	219,000	218,781

		8,461,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Ukraine — 0.9%
Kernel Holding
8.75%, 01/31/22	$212,000	$218,512
Metinvest BV 7.75%, 04/23/23	404,000	398,344
8.50%, 04/23/26	1,074,000	1,047,365
MHP Lux
6.95%, 04/03/26	363,000	368,817
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	638,960
VF Ukraine PAT via VFU Funding
6.20%, 02/11/25	363,000	358,535

		3,030,533

United Arab Emirates — 4.7%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	2,350,000	2,467,124
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	777,168
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,096,072
BOS Funding MTN
4.23%, 03/07/22	852,000	853,917
DAE Funding
5.00%, 08/01/24	922,000	864,375
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,160,375
DIFC Sukuk
4.33%, 11/12/24	545,000	561,350
DP World Crescent
3.91%, 05/31/23	361,000	374,537
EMG SUKUK
4.56%, 06/18/24	200,000	201,985
Emirates NBD Bank PJSC
3.25%, 11/14/22	1,900,000	1,960,895
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,272,810
MAF Global Securities
4.75%, 05/07/24	716,000	752,838
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+
3.476%, (b)(c)	902,000	856,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

United Arab Emirates (continued)
Mashreqbank PSC MTN
4.25%, 02/26/24	$990,000	$1,031,928
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	407,600

		16,639,946

United States — 1.0%
Flex
4.75%, 06/15/25	110,000	122,794
Hyundai Capital America
4.13%, 06/08/23 (a)	1,588,000	1,674,482
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,765,944

		3,563,220

Uruguay — 0.3%
Navios South American Logistics
10.75%, 07/01/25 (a)	1,000,000	1,032,500

Zambia — 0.3%
First Quantum Minerals
6.88%, 03/01/26	363,000	343,943
7.25%, 04/01/23	566,000	540,530

		884,473

Total Global Bonds (Cost $238,845,560)		240,188,631

SOVEREIGN DEBT — 16.1%
Argentina — 1.3%
Argentina Bonar Bonds
8.75%, (d)	2,473,699	898,262
Argentine Republic Government International Bond
4.63%, (d)	1,086,000	450,701
5.88%, (d)	718,000	285,046
7.50%, (d)	4,993,000	2,007,186
Provincia de Buenos Aires
6.50%, (d)	400,000	166,004
9.13%, 03/16/24	500,000	206,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Argentina (continued)
Provincia de Cordoba
7.45%, 09/01/24	$500,000	$292,500
Provincia de Mendoza Argentina
8.38%, 05/19/24	528,000	271,925

		4,577,879

Armenia — 0.1%
Armenia Republic Government International Bond
7.15%, 03/26/25	213,000	237,938

Bahamas — 0.0%
Bahamas Government International Bond
6.00%, 11/21/28	200,000	175,000

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	395,096

Belarus — 0.4%
Belarus Republic Government International Bond
7.63%, 06/29/27	1,088,000	1,119,931
Republic of Belarus Ministry of Finance
5.88%, 02/24/26 (a)	350,000	338,870

		1,458,801

Benin — 0.4%
Benin Government International Bond
5.75%, 03/26/26	1,294,000	1,344,057

Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	218,000	231,080

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	306,739

Brazil — 0.7%
Brazilian Government International Bond
2.88%, 06/06/25	2,510,000	2,478,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Costa Rica — 0.2%
Costa Rica Government International Bond
4.25%, 01/26/23	$896,000	$847,616

Dominican Republic — 0.7%
Dominican Republic Government International Bond
5.50%, 01/27/25	500,000	505,750
6.88%, 01/29/26	1,327,000	1,390,696
7.45%, 04/30/44	702,000	721,305

		2,617,751

Ecuador — 0.3%
Ecuador Government International Bond
7.88%, (d)	1,459,000	598,205
8.88%, (d)	721,000	302,820

		901,025

Egypt — 1.3%
Egypt Government International Bond
5.75%, 05/29/24 (a)	1,450,000	1,453,465
7.63%, 05/29/32 (a)	1,800,000	1,754,568
Egypt Government International Bond MTN
6.13%, 01/31/22	356,000	364,587
6.20%, 03/01/24	1,088,000	1,115,244

		4,687,864

El Salvador — 0.9%
El Salvador Government International Bond
5.88%, 01/30/25	1,010,000	886,275
6.38%, 01/18/27	363,000	311,276
7.65%, 06/15/35	714,000	619,395
7.75%, 01/24/23	1,545,000	1,442,258

		3,259,204

Honduras — 0.6%
Honduras Government International Bond
5.63%, 06/24/30 (a)	1,800,000	1,831,500
6.25%, 01/19/27	182,000	193,739
7.50%, 03/15/24	213,000	230,149

		2,255,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

India — 0.5%
Export-Import Bank of India MTN
4.00%, 01/14/23	$1,650,000	$1,722,655

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	273,830

Jordan — 0.2%
Jordan Government International Bond
4.95%, 07/07/25 (a)	700,000	700,000

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, (d)	700,000	120,750
Lebanon Government International Bond MTN 6.10%, (d)	661,000	117,658
6.40%, (d)	422,000	72,018

		310,426

Mongolia — 0.4%
Mongolia Government International Bond MTN 5.13%, 12/05/22	1,400,000	1,385,948

Oman — 0.5%
Oman Government International Bond 3.88%, 03/08/22	582,000	573,558
5.63%, 01/17/28	895,000	833,871
Oman Sovereign Sukuk SAOC 4.40%, 06/01/24	356,000	347,620

		1,755,049

Pakistan — 0.6%
Pakistan Government International Bond 8.25%, 04/15/24	673,000	700,371
Third Pakistan International Sukuk 5.63%, 12/05/22	1,400,000	1,361,500

		2,061,871

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond 8.38%, 10/04/28	727,000	697,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Paraguay — 0.2%
Paraguay Government International Bond 4.63%, 01/25/23	$600,000	$630,006

Qatar — 0.6%
Qatar Government International Bond 3.40%, 04/16/25 (a)	1,800,000	1,957,514

Romania — 0.5%
Romanian Government International Bond MTN 6.75%, 02/07/22	1,580,000	1,698,026

Saudi Arabia — 1.2%
Saudi Government International Bond MTN 2.75%, 02/03/32 (a)	1,080,000	1,108,145
2.90%, 10/22/25 (a)	1,000,000	1,060,400
3.25%, 10/26/26	1,846,000	1,993,698
3.25%, 10/22/30 (a)	200,000	214,404

		4,376,647

Sri Lanka — 0.4%
Sri Lanka Government International Bond 5.75%, 04/18/23	1,163,000	814,100
5.88%, 07/25/22	700,000	539,000

		1,353,100

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond 4.50%, 08/04/26	213,000	214,597

Turkey — 2.0%
Turkey Government International Bond 3.25%, 03/23/23	364,000	343,572
4.88%, 10/09/26	544,000	503,945
5.75%, 03/22/24	1,000,000	991,892
6.25%, 09/26/22	716,000	724,850
7.25%, 12/23/23	2,862,000	2,974,774
7.38%, 02/05/25	856,000	901,125
Turkiye Ihracat Kredi Bankasi 4.25%, 09/18/22	727,000	697,510

		7,137,668

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Ukraine — 1.0%
Ukraine Government International Bond 0.00%, 05/31/40 (b)	$1,075,000	$989,000
7.75%, 09/01/22	365,000	379,694
7.75%, 09/01/23	500,000	523,417
8.99%, 02/01/24	1,462,000	1,568,206

		3,460,317

United Arab Emirates — 0.3%
Sharjah Sukuk Program MTN 3.85%, 04/03/26	990,000	1,045,238

Total Sovereign Debt (Cost $59,530,381)		56,554,875

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bills 0.16%, 9/17/2020 (e)	6,000,000	5,998,115
1.53%, 7/9/2020 (e)	1,000,000	999,975
U.S. Treasury Notes 1.13%, 2/28/2022	14,000,000	14,221,484

Total U.S. Treasury Obligations (Cost $21,144,987)		21,219,574

COMMON STOCK — 5.2%
	Shares
Argentina — 0.5%
MercadoLibre*	1,716	1,691,581

Brazil — 0.4%
Pagseguro Digital, Cl A *	42,072	1,486,825

Canada — 0.2%
Air Canada, Cl A *	65,167	813,627

Germany — 0.3%
Delivery Hero *	10,715	1,094,999

Hong Kong — 1.5%
Galaxy Entertainment Group	163,000	1,109,380
Meituan Dianping, Cl B *	78,000	1,729,979
Wuxi Biologics Cayman *(a)	68,000	1,244,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Hong Kong (continued)
Yihai International Holding	106,000	$1,086,601

		5,170,060

Netherlands — 0.7%
Adyen*(a)	834	1,213,876
ASML Holding, Cl G	3,563	1,311,291

		2,525,167

United States — 1.6%
Consumer Discretionary — 0.7%
Amazon.com*	307	846,958
Arcos Dorados Holdings, Class A	305,083	1,278,298
Dick’s Sporting Goods	8,933	368,575

		2,493,831

Industrial — 0.1%
Copa Holdings, Class A	6,992	353,516

Information Technology — 0.5%
Coupa Software *	1,681	465,704
Sabre	164,761	1,327,974

		1,793,678

Materials — 0.3%
Barrick Gold	33,447	901,062

		5,542,087

Total Common Stock
(Cost $15,094,934)		18,324,346

EXCHANGE-TRADED FUNDs — 1.6%
United States — 1.6%
iShares JP Morgan EM Corporate Bond ETF	60,000	3,038,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

EXCHANGE-TRADED FUNDs (continued)
	Shares	Value

United States (continued)
VanEck Vectors Emerging Markets High Yield Bond ETF	120,000	$2,673,600

		5,712,000

Total Exchange-Traded Funds (Cost $5,874,754)		5,712,000

Total Investments — 97.2% (Cost $340,490,616)		$ 341,999,426

Purchased Options — 0.0% (f)
Total Purchased Options (Cost $65,544)		19,106

Other Assets & Liabilities, Net — 7.8%		9,928,656

Net Assets — 100.0%		$ 351,947,188

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option
UNITED STATES — 0.0%
Alibaba Group Holding*	116	$34,044	$240	07/18/20	$4,756

Put Option
UNITED STATES — 0.0%
S&P 500 Index*	7	31,500	2,900	07/18/20	14,350

Total Purchased Options					$19,106

^	Represents amortized cost.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

The open futures contracts held by the Fund at June 30, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets	(137)	Sep-2020	$(6,699,592)	$(6,752,045)	$(52,453)
NASDAQ 100 Index E-MINI	(38)	Sep-2020	(7,583,138)	(7,711,910)	(128,772)
Russell 2000 Index E-MINI	(3)	Sep-2020	(211,665)	(215,640)	(3,975)
S&P 500 Index E-MINI	(18)	Sep-2020	(2,757,486)	(2,781,180)	(23,694)
U.S. 10-Year Treasury Note	40	Sep-2020	5,552,597	5,566,875	14,278

			$(11,699,284)	$(11,893,900)	$(194,616)

The open forward foreign currency contracts held by the Fund at June 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	07/02/20	USD	1,073,746	BRL	5,621,703	$(39,983)
Goldman Sachs	07/02/20 - 08/04/20	BRL	16,933,636	USD	3,220,455	108,501
Goldman Sachs	09/16/20	CAD	1,467,000	USD	1,091,622	10,866
Goldman Sachs	11/27/20	HKD	40,549,600	USD	5,200,000	(25,683)
JPMorgan Chase Bank	09/16/20	EUR	1,900,000	USD	2,111,407	(27,004)
JPMorgan Chase Bank	12/18/20	USD	1,433,300	KRW	1,717,953,380	1,571
JPMorgan Chase Bank	12/18/20	KRW	2,594,190,000	USD	2,150,000	(16,722)
Bank of America	09/16/20	EUR	1,210,000	USD	1,364,320	2,489

						$14,035

The open centrally cleared swap agreements held by the Fund at June 30, 2020, are as follows:

Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX.EM.33	Buy	1.00%	Quarterly	06/20/2025	20,727,500	$923,661	$1,896,981	$(973,320)

						$923,661	$1,896,981	$(973,320)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
JIBA3M INDEX	9.95%	Quarterly	02/21/2030	ZAR	53,000,000	$47,276	$–	$47,276
JIBA3M INDEX	10.18%	Quarterly	06/10/2030	ZAR	36,000,000	45,494	–	45,494

						$92,770	$–	$92,770

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

The open OTC swap agreements held by the Fund at June 30, 2020, are as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation
Goldman Sachs	Floating BRL-CDI Compounded	7.795%	Annually	01/02/2029	BRL	6,823,531	$89,976	$–	$89,976

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Outset	Amrest Holdings		1MLIBOR	INDEX RETURN	Annually	06/01/2022	PLN	(4,109,184)	$(146,900)	$–	$(146,900)
JPMorgan Chase	BOVESPA Index		USD FED-FUNDS	INDEX RETURN	Annually	08/12/2020	BRL	(6,474,965)	(327,326)	–	(327,326)
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	03/31/2024	USD	(161,148)	67,220	–	67,220
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	05/20/2024	USD	(171,394)	69,263	–	69,263
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	04/23/2024	USD	(170,815)	52,433	–	52,433
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	04/28/2024	USD	(167,319)	81,530	–	81,530
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	05/12/2024	USD	(164,737)	99,473	–	99,473
Goldman Sachs	Brasil Bolsa Balcao		1MLIBOR	INDEX RETURN	Annually	03/24/2024	USD	(153,995)	107,143	–	107,143
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	04/01/2022	EUR	702,616	(203,968)	–	(203,968)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	03/25/2022	EUR	705,959	(300,050)	–	(300,050)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	04/22/2022	EUR	379,519	(87,870)	–	(87,870)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	05/20/2022	EUR	827,801	(109,161)	–	(109,161)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	04/23/2022	EUR	382,652	(81,838)	–	(81,838)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	04/28/2022	EUR	565,144	(113,533)	–	(113,533)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	03/27/2022	EUR	34,923	(11,625)	–	(11,625)
Bank of America	DJ STOXX 600	**	INDEX RETURN	1M EURIBOR	Annually	05/12/2022	EUR	864,157	(137,385)	–	(137,385)
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	03/24/2022	EUR	(149,638)	44,975	–	44,975
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	05/20/2022	EUR	(156,225)	13,340	–	13,340
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	05/12/2022	EUR	(154,555)	21,066	–	21,066
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	04/28/2022	EUR	(154,706)	15,046	–	15,046
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	03/31/2022	EUR	(149,141)	27,984	–	27,984
Morgan Stanley	Hermes International		1MLIBOR	INDEX RETURN	Annually	04/22/2022	EUR	(152,931)	17,877	–	17,877
Bank of America	Kakao Corp		1MLIBOR	INDEX RETURN	Annually	03/25/2022	USD	(1,018,119)	521,699	–	521,699
Goldman Sachs	Magazine Luiza		1MLIBOR	INDEX RETURN	Annually	05/12/2024	USD	(167,946)	63,109	–	63,109
Goldman Sachs	Magazine Luiza		1MLIBOR	INDEX RETURN	Annually	03/24/2024	USD	(159,612)	194,232	–	194,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Magazine Luiza	1MLIBOR	INDEX RETURN	Annually	03/31/2024	USD	(164,842)	$107,143	$–	$107,143
Goldman Sachs	Magazine Luiza	1MLIBOR	INDEX RETURN	Annually	04/23/2024	USD	(172,748)	68,870	–	68,870
Goldman Sachs	Magazine Luiza	1MLIBOR	INDEX RETURN	Annually	04/28/2024	USD	(163,209)	86,330	–	86,330
Goldman Sachs	Magazine Luiza	1MLIBOR	INDEX RETURN	Annually	05/20/2024	USD	(176,663)	53,072	–	53,072
Bank of America	Safran	1MLIBOR	INDEX RETURN	Annually	06/01/2022	EUR	(945,059)	23,209	–	23,209
Bank of America	TT Equity	1MLIBOR	INDEX RETURN	Annually	06/08/2022	USD	(1,063,882)	192,062	–	192,062
JPMorgan Chase	TT Equity	1MLIBOR	INDEX RETURN	Annually	06/19/2022	USD	(1,101,542)	69,805	–	69,805
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	05/20/2022	GBP	(138,044)	25,752	–	25,752
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/28/2022	GBP	(134,374)	37,616	–	37,616
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/22/2022	GBP	(136,345)	36,331	–	36,331
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/20/2022	GBP	(65,649)	17,242	–	17,242
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/17/2022	GBP	(66,201)	28,751	–	28,751
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/16/2022	GBP	(64,429)	27,185	–	27,185
Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	04/15/2022	GBP	(64,903)	19,407	–	19,407

Bank of America	Wizz Ln Equity	1MLIBOR	INDEX RETURN	Annually	05/12/2022	GBP	(136,089)	41,072	–	41,072

								$710,581	$–	$710,581

** The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at June 30, 2020:

Equity Basket Swaps

Shares	Description	Notional Amount	Depreciation Unrealized	Fair Value	Percentage of Basket
SX8PR Index
29	Alten SA	$18,722	$(4,386)	$(4,386)	0.42%
450	Amadeus IT Group SA	175,883	(41,201)	(41,201)	3.94%
261	ams AG	28,949	(6,781)	(6,781)	0.65%
49	ASM International NV	56,271	(13,182)	(13,182)	1.26%
426	ASML Holding NV	1,171,321	(274,389)	(274,389)	26.25%
97	Atos SE	61,792	(14,475)	(14,475)	1.38%
666	Avast PLC	32,600	(7,637)	(7,637)	0.73%
64	AVEVA Group PLC	24,404	(5,717)	(5,717)	0.55%
72	BE Semiconductor Industries NV	24,089	(5,643)	(5,643)	0.54%
27	Bechtle AG	36,068	(8,449)	(8,449)	0.81%
39	CANCOM SE	15,316	(3,588)	(3,588)	0.34%
169	Capgemini SE	145,421	(34,066)	(34,066)	3.26%
140	Dassault Systemes SE	181,334	(42,479)	(42,479)	4.06%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Depreciation Unrealized	Fair Value	Percentage of Basket
69	Dialog Semiconductor PLC	$23,467	$(5,497)	$(5,497)	0.53%
283	Hexagon AB	123,851	(29,013)	(29,013)	2.78%
1,251	Infineon Technologies AG	219,814	(51,493)	(51,493)	4.93%
60	Ingenico Group SA	72,114	(16,893)	(16,893)	1.62%
173	Logitech International SA	84,653	(19,830)	(19,830)	1.90%
335	Micro Focus International PLC	13,399	(3,139)	(3,139)	0.30%
55	Nemetschek SE	28,234	(6,614)	(6,614)	0.63%
45	Netcompany Group A/S	22,065	(5,169)	(5,169)	0.49%
5,654	Nokia Oyj	185,066	(43,353)	(43,353)	4.15%
447	Prosus NV	311,177	(72,895)	(72,895)	6.97%
1,121	Sage Group PLC/The	69,786	(16,348)	(16,348)	1.56%
641	SAP SE	670,782	(157,134)	(157,134)	15.03%
108	Scout24 AG	62,542	(14,651)	(14,651)	1.40%
383	SES SA	19,625	(4,597)	(4,597)	0.44%
41	SimCorp A/S	32,710	(7,663)	(7,663)	0.73%
42	Sinch AB	27,001	(6,325)	(6,325)	0.60%
16	Sopra Steria Group	14,713	(3,446)	(3,446)	0.33%
661	STMicroelectronics NV	134,666	(31,546)	(31,546)	3.02%
122	TeamViewer AG	49,911	(11,692)	(11,692)	1.12%
3,072	Telefonaktiebolaget LM Ericsson	212,921	(49,878)	(49,878)	4.77%
66	Temenos AG	76,706	(17,969)	(17,969)	1.72%
112	United Internet AG	35,398	(8,292)	(8,292)	0.79%

		$4,462,771	$ (1,045,430)	$ (1,045,430)	100.00%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $41,394,101 or 11.8% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Rate shown represents the effective yield to maturity at date of purchase.
(f)	Refer to the table below for details on options contracts.

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

ETF — Exchange Traded Fund

EUR — Euro

EM — Emerging Markets

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

ICE — Intercontinental Exchange

JSC — Joint Stock Company

KRW — Korean Won

LIBOR— London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Liability Company

PLN — Polish Zloty

S&P — Standard & Poor’s

USD — U.S. Dollar

ULC — Unlimited Liability Company

VAR — Variable Rate

ZAR — South African Rand

The following table summarizes the inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$240,188,631	$–	$240,188,631
Sovereign Debt	–	56,554,875	–	56,554,875
U.S. Treasury Obligations	–	21,219,574	–	21,219,574
Common Stock	15,993,645	2,330,701	–	18,324,346
Exchange-Traded Funds	5,712,000	–	–	5,712,000

Total Investments in Securities	$21,705,645	$320,293,781	$–	$341,999,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$19,106	$–	$–	$19,106
Futures Contracts*
Unrealized Appreciation	14,278	–	–	14,278
Unrealized Depreciation	(208,894)	–	–	(208,894)
Forwards Contracts*
Unrealized Appreciation	–	123,427	–	123,427
Unrealized Depreciation	–	(109,392)	–	(109,392)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(973,320)	–	(973,320)
Interest Rate Swaps*
Unrealized Appreciation	–	92,770	–	92,770

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	$–	$89,976	$–	$89,976
Total Return Swaps*
Unrealized Appreciation	–	2,230,237	–	2,230,237
Unrealized Depreciation	–	(1,519,656)	–	(1,519,656)

Total Other Financial Instruments	$(175,510)	$(65,958)	$–	$(241,468)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 80.6%
	Shares	Value

China — 5.3%
Agora ADR	6,769	$298,987
Alibaba Group Holding ADR *	4,601	992,435
JD.com ADR *	6,889	414,580

		1,706,002

Germany — 2.2%
Delivery Hero *	7,073	722,812

Hong Kong — 2.3%
Alibaba Group Holding *	11,000	297,478
JD.com, Cl A *	2,528	75,607
Melco Resorts & Entertainment ADR	23,287	361,414

		734,499

Italy — 0.9%
Infrastrutture Wireless Italiane	28,969	290,315

Japan — 4.3%
Nintendo	500	222,320
Sony	16,800	1,148,888

		1,371,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Netherlands — 1.5%
Altice Europe *	122,515	$472,810

Norway — 0.6%
Kahoot!*	55,760	185,379

United Kingdom — 3.1%
Everarc Holdings *	76,048	988,624

United States — 60.4%
Communication Services — 20.4%
Activision Blizzard	14,141	1,073,302
Altice USA, Class A *	16,768	377,951
ANGI Homeservices, Class A *	26,216	318,524
Charter Communications, Class A *	2,066	1,053,743
Comcast, Class A	15,952	621,809
Take-Two Interactive Software *	4,387	612,294
T-Mobile US *	24,050	2,504,807

		6,562,430

Consumer Discretionary — 5.6%
Amazon.com*	263	725,570
Farfetch, Class A *	40,529	699,936
Tiffany	3,165	385,940

		1,811,446

Financial — 2.4%
Aon, Class A	4,065	782,919

Industrial — 12.0%
AECOM*	17,234	647,654
L3Harris Technologies	2,671	453,189
Masco	12,204	612,763
Owens Corning	5,815	324,244
WillScot, Class A *	68,944	847,322
XPO Logistics *	12,442	961,144

		3,846,316

Information Technology — 9.8%
Crowdstrike Holdings, Class A *	1,590	159,461
Fidelity National Information Services	9,904	1,328,027
Micron Technology *	22,905	1,180,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

United States (continued)
Information Technology (continued)
Nuance Communications *	19,675	$497,876

		3,165,430

Materials — 7.9%
Barrick Gold	45,476	1,225,123
Constellium, Class A *	104,986	806,293
Freeport-McMoRan	43,923	508,189

		2,539,605

Utilities — 2.3%
Vistra Energy	39,117	728,358

		19,436,504

Total Common Stock (Cost $23,603,176)		25,908,153

U.S. TREASURY OBLIGATION — 9.3%
	Face Amount
U.S. Treasury Bills
0.09%, 9/17/2020 (a)	$3,000,000	2,999,057

Total U.S. Treasury Obligation (Cost $2,999,436)		2,999,057

EXCHANGE-TRADED FUND — 4.2%
	Shares
United States — 4.2%
Financial Select Sector SPDR Fund	57,988	1,341,842

Total Exchange-Traded Funds (Cost $1,342,591)		1,341,842

RIGHTS — 0.0%
	Number of Rights
Rights — 0.0%
T-Mobile US *	5,010	842

Total Rights (Cost $–)		842

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

WARRANTS — 0.0%

	Number of Warrants	Value
United Kingdom — 0.0%
Everarc Holdings, Expires 12/01/2022*	76,161	$762

Total Warrants (Cost $764)		762

Total Investments — 94.1%		$30,250,656

(Cost $27,945,967)

PURCHASED OPTIONS — 0.9%
Purchased Options — 0.9% (b)
Total Purchased Options (Cost $306,009)		$292,387

Written Options — (0.5)% (b)
Total Written Options (Premiums $(177,720))		(161,380)

Other Assets & Liabilities, Net - 5.5%		1,771,053

Net Assets — 100.0%		$32,152,716

The open option contracts held by the Fund at June 30, 2020, are as follows:

PURCHASED OPTIONS — 0.9%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
UNITED STATES — 0.2%
Alibaba Group Holding*	29	$28,797	$220	09/19/20	$35,496
Alibaba Group Holding*	23	17,802	230	09/19/20	18,469
Alibaba Group Holding*	34	19,040	235	07/18/20	2,482

					56,447

Put Options
UNITED STATES — 0.7%
GSX Techedu*	140	59,990	45	07/18/20	40,600
S&P 500 Index*	20	39,040	2,820	07/18/20	21,160
S&P 500 Index*	20	141,340	3,140	07/18/20	174,180

					235,940

Total Purchased Options					$292,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

WRITTEN OPTIONS — (0.5)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Put Options
UNITED STATES — (0.5)%
GSX Techedu*	(140)	$(30,240)	$35	07/18/20	$(25,060)
S&P 500 Index*	(40)	(147,480)	2,980	07/18/20	(136,320)

Total Written Options					$(161,380)

^	Represents amortized cost.

The open futures contracts held by the Fund at June 30, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro STOXX 50	8	Sep-2020	$292,294	$289,682	$(1,992)
Nikkei 225 Index	5	Sep-2020	579,896	558,500	(21,396)
S&P 500 Index E-MINI	5	Sep-2020	749,814	772,550	22,736

			$1,622,004	$1,620,732	$(652)

The open forward foreign currency contracts held by the Fund at June 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	09/16/20	HKD	1,985,000	USD	255,897	$(91)
JPMorgan Chase Bank	09/16/20	USD	34,318	AUD	50,000	196
JPMorgan Chase Bank	09/16/20	EUR	200,000	USD	225,158	62
JPMorgan Chase Bank	09/16/20	HKD	577,657	USD	74,465	(30)
JPMorgan Chase Bank	09/16/20	NOK	2,000,000	USD	206,639	(1,210)
JPMorgan Chase Bank	09/16/20	JPY	146,455,900	USD	1,365,659	7,809
Morgan Stanley	09/16/20	AUD	50,000	USD	34,152	(362)
Morgan Stanley	09/16/20	USD	595,502	EUR	527,250	(2,093)
Morgan Stanley	09/16/20	EUR	872,700	USD	984,293	2,087
Morgan Stanley	09/16/20	EUR	375,000	USD	421,312	(742)

						$5,626

The open OTC swap agreements held by the Fund at June 30, 2020, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Airbus SE	EURIBOR-Telerate	Index Return	Annually	03/04/2022	EUR	(111,215)	$(54,228)	$–	$(54,228)

Goldman Sachs	Airbus SE	EURIBOR-Telerate	Index Return	Annually	06/08/2022	EUR	(71,851)	(14,213)	–	(14,213)

Goldman Sachs	Airbus SE	EURIBOR-Telerate	Index Return	Annually	10/01/2024	EUR	(13,601)	(8,001)	–	(8,001)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Airbus SE	EURIBOR-Telerate	Index Return	Annually	10/01/2024	EUR	(359,397)	$(184,407)	$–	$(184,407)

Goldman Sachs	Airbus SE	EURIBOR-Telerate	Index Return	Annually	01/06/2022	EUR	(22,001)	(12,943)	–	(12,943)

Goldman Sachs	Albemarle Corp	Index Return	1M USD-LIBOR-BBA	Annually	02/25/2022	USD	31,603	4,056	–	4,056

Goldman Sachs	Albemarle Corp	Index Return	1M USD-LIBOR-BBA	Annually	05/07/2022	USD	75,433	(25,595)	–	(25,595)

Goldman Sachs	Albemarle Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/16/2022	USD	73,595	(24,407)	–	(24,407)

Goldman Sachs	Albemarle Corp	Index Return	1M USD-LIBOR-BBA	Annually	06/12/2022	USD	309,681	7,713	–	7,713

Bank of America	CSX Corp	Index Return	1M LIBOR	Annually	04/16/2022	USD	73,805	(11,487)	–	(11,487)

Bank of America	CSX Corp	Index Return	1M LIBOR	Annually	04/13/2022	USD	42,603	(4,332)	–	(4,332)

Bank of America	CSX Corp	Index Return	1M LIBOR	Annually	03/16/2022	USD	72,123	(15,331)	–	(15,331)

Bank of America	DJ STOXX 600**	1M EURIBOR	Index Return	Annually	06/08/2022	EUR	(289,769)	(30,668)	–	(30,668)

Goldman Sachs	Elkem ASA	Index Return	1M NOK-NIBOR-BBA	Annually	06/25/2022	NOK	13,354	34	–	34

Morgan Stanley	Energy Transfer LP	FEDEF-1D	Index Return	Annually	10/05/2021	USD	(410,820)	(168,291)	–	(168,291)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	Index Return	Annually	06/01/2022	GBP	(804,061)	48,829	–	48,829

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	Index Return	Annually	06/01/2022	GBP	(50,801)	986	–	986

Bank of America	International Paper	Index Return	1M LIBOR	Annually	04/13/2022	USD	28,300	(1,030)	–	(1,030)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	04/13/2022	USD	71,496	(1,001)	–	(1,001)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	05/28/2022	USD	31,146	267	–	267

Bank of America	International Paper	Index Return	1M LIBOR	Annually	04/15/2022	USD	72,141	(3,983)	–	(3,983)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	06/11/2022	USD	65,808	2,993	–	2,993

Bank of America	International Paper	Index Return	1M LIBOR	Annually	06/12/2022	USD	46,902	(209)	–	(209)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	03/16/2022	USD	72,236	(5,789)	–	(5,789)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	05/04/2022	USD	45,539	(2,382)	–	(2,382)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	02/20/2022	USD	84,981	14,843	–	14,843

Bank of America	International Paper	Index Return	1M LIBOR	Annually	02/10/2022	USD	83,675	16,248	–	16,248

Bank of America	International Paper	Index Return	1M LIBOR	Annually	06/17/2022	USD	42,732	797	–	797

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	02/06/2022	USD	83,605	$16,776	$–	$16,776

Bank of America	International Paper	Index Return	1M LIBOR	Annually	02/04/2022	USD	81,642	11,609	–	11,609

Bank of America	International Paper	Index Return	1M LIBOR	Annually	01/22/2022	USD	81,784	16,927	–	16,927

Bank of America	International Paper	Index Return	1M LIBOR	Annually	01/07/2022	USD	51,964	10,522	–	10,522

Bank of America	International Paper	Index Return	1M LIBOR	Annually	06/25/2022	USD	49,326	(2,116)	–	(2,116)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	06/12/2022	USD	41,020	(422)	–	(422)

Bank of America	International Paper	Index Return	1M LIBOR	Annually	05/21/2022	USD	78,231	(4,829)	–	(4,829)

Morgan Stanley	JD.com Inc	FEDEF-1D	Index Return	Annually	06/18/2021	USD	(698,289)	(20,662)	–	(20,662)

Goldman Sachs	Livent Corp	Index Return	1M USD-LIBOR-BBA	Annually	02/26/2022	USD	46,735	16,539	–	16,539

Goldman Sachs	Livent Corp	Index Return	1M USD-LIBOR-BBA	Annually	05/05/2022	USD	30,045	(3,213)	–	(3,213)

Morgan Stanley	MSCI ACWI Index TRS**	3M USD LIBOR -17.5BPS	Index Return	Annually	10/05/2021	USD	(2,905,537)	23,161	–	23,161

Bank of America	MSCI Daily Net TRS**	1M EURIBOR	Index Return	Annually	03/13/2021	EUR	(791,839)	18,837	–	18,837

Goldman Sachs	Ormat Tech Inc	Index Return	1M USD-LIBOR-BBA	Annually	06/08/2022	USD	116,693	12,443	–	12,443

Goldman Sachs	Ormat Tech Inc	Index Return	1M USD-LIBOR-BBA	Annually	06/12/2022	USD	49,277	3,818	–	3,818

Goldman Sachs	Ormat Tech Inc	Index Return	1M USD-LIBOR-BBA	Annually	06/25/2022	USD	81,056	614	–	614

Goldman Sachs	Ormat Tech Inc	Index Return	1M USD-LIBOR-BBA	Annually	05/12/2022	USD	45,837	4,696	–	4,696

Goldman Sachs	Ormat Tech Inc	Index Return	1M USD-LIBOR-BBA	Annually	04/22/2022	USD	147,812	(15,548)	–	(15,548)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	05/27/2022	USD	30,915	(1,274)	–	(1,274)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/30/2022	USD	29,864	(614)	–	(614)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	06/25/2022	USD	48,997	(604)	–	(604)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/16/2022	USD	44,043	(8,565)	–	(8,565)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/20/2022	USD	44,054	(5,235)	–	(5,235)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	02/06/2022	USD	74,995	2,067	–	2,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	02/10/2022	USD	83,538	$1,054	$–	$1,054

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	02/20/2022	USD	85,120	(1,991)	–	(1,991)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	03/02/2022	USD	167,567	(22,146)	–	(22,146)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	03/18/2022	USD	67,742	(8,907)	–	(8,907)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	03/18/2022	USD	67,885	(9,670)	–	(9,670)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	03/19/2022	USD	62,106	(4,887)	–	(4,887)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/21/2022	USD	59,571	(9,132)	–	(9,132)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/02/2022	USD	69,210	(12,369)	–	(12,369)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/06/2022	USD	41,120	(9,779)	–	(9,779)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	03/19/2022	USD	62,912	(8,507)	–	(8,507)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/13/2022	USD	28,060	(3,123)	–	(3,123)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/13/2022	USD	28,585	(3,301)	–	(3,301)

Bank of America	Packaging Corp of America	Index Return	1M LIBOR	Annually	04/13/2022	USD	28,478	(3,409)	–	(3,409)

Morgan Stanley	Parker Hannifin Corp	Index Return	FEDEF-1D	Annually	06/12/2022	USD	154,449	(7,562)	–	(7,562)

Bank of America	Porsche Automobile	1M EURIBOR	Index Return	Annually	06/03/2022	EUR	(251,220)	29	–	29

Bank of America	Porsche Automobile	1M EURIBOR	Index Return	Annually	05/29/2022	EUR	(18,255)	125	–	125

Morgan Stanley	Quaker Chemical Corp	Index Return	FEDEF-1D	Annually	10/05/2021	USD	304,189	(69,339)	–	(69,339)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	10/01/2024	EUR	(34,675)	(13,999)	–	(13,999)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	10/01/2024	EUR	(141,634)	(59,889)	–	(59,889)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	05/28/2022	EUR	(56,217)	$90	$–	$90

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	12/26/2021	EUR	(27,648)	(11,415)	–	(11,415)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	01/06/2022	EUR	(44,858)	(17,921)	–	(17,921)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	10/01/2024	EUR	(64,573)	(25,936)	–	(25,936)

Goldman Sachs	Safran SA	EURIBOR-Telerate	Index Return	Annually	01/06/2022	EUR	(56,488)	(22,567)	–	(22,567)

Morgan Stanley	Snap-On Inc	Index Return	FEDEF-1D	Annually	10/05/2021	USD	531,782	4,613	–	4,613

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/30/2022	USD	44,902	(1,423)	–	(1,423)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	05/04/2022	USD	30,217	(2,583)	–	(2,583)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/16/2022	USD	73,895	(12,331)	–	(12,331)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/13/2022	USD	70,144	(8,135)	–	(8,135)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/08/2022	USD	40,536	(5,282)	–	(5,282)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	04/06/2022	USD	7,326	(1,635)	–	(1,635)

Goldman Sachs	Union Pacific Corp	Index Return	1M USD-LIBOR-BBA	Annually	06/12/2022	USD	158,427	516	–	516

Morgan Stanley	United Parcel	Index Return	FEDEF-1D	Annually	10/05/2021	USD	804,789	(115,003)	–	(115,003)

Bank of America	Volkswageon AG	Index Return	1M EURIBOR	Annually	06/03/2022	EUR	250,677	11,020	–	11,020

Bank of America	Volkswageon AG	Index Return	1M EURIBOR	Annually	05/29/2022	EUR	30,010	515	–	515

Bank of America	Westrock Co	Index Return	1M LIBOR	Annually	06/11/2022	USD	81,495	6,804	–	6,804

								$(844,079)	$–	$(844,079)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2020:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
M1CXADB Index
18.0123	VTB BANK PJSC	$(1,328,922)	$10,593	$10,593	45.74%
0.5346	CHINA CONSTRUCTION BANK CORPORATION	(39,442)	314	314	1.36%
0.4416	BANK OF CHINA LTD.	(32,582)	260	260	1.12%
0.3907	LLOYDS BANKING GROUP PLC	(28,827)	230	230	0.99%
0.3667	BANCO SANTANDER CHILE SA	(27,052)	216	216	0.93%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
0.3377	LTD.	$(24,919)	$199	$199	0.86%
0.3086	BANK RAKYAT INDO	(22,765)	181	181	0.78%
0.2753	(INS LISTING)	(20,315)	162	162	0.70%
0.2527	BANCO DE CHILE	(18,644)	149	149	0.64%
0.2464	China Tower Corporation Ltd. - H Shares	(18,182)	145	145	0.63%
0.2031	INTER RAO UES PJSC	(14,987)	119	119	0.51%
0.1903	ENEL AMERICAS SA	(14,043)	112	112	0.48%
0.1871	AMERICA MOVIL SAB DE CV	(13,802)	110	110	0.48%
0.1538	ENEL CHILE SA	(11,347)	90	90	0.39%
0.1538	AGRICULTURAL BANK OF CHINA LTD.	(11,347)	90	90	0.39%
0.1488	VODAFONE GROUP PLC	(10,980)	88	88	0.38%
0.1485	BARITO PACIFIC T	(10,953)	87	87	0.38%
0.1369	TAIWAN SEMICONDUCTOR MANUFACTURING CO	(10,103)	81	81	0.35%
0.1347	CHINA PETROLEUM & CHEMICAL CORPORATION	(9,941)	79	79	0.34%
0.1341	MIZUHO FINANCIAL GROUP INC	(9,894)	79	79	0.34%
0.1339	TMB BANK ORD	(9,880)	79	79	0.34%
0.1173	PETROCHINA CO. LTD.	(8,654)	69	69	0.30%
0.1173	KALBE FARMA TBK	(8,651)	69	69	0.30%
0.1129	HSBC HOLDINGS PLC	(8,332)	66	66	0.28%
0.1126	BP PLC	(8,307)	66	66	0.28%
0.1125	ASTRA INTERNATIONAL TBK (INS LISTING)	(8,302)	66	66	0.28%
0.1038	BANK MANDIRI (PERSERO) TBK (INS LISTING)	(7,656)	61	61	0.26%
0.0993	CNOOC LTD.	(7,325)	58	58	0.25%
0.0975	CTBC FINANCIAL HOLDING CO LTD	(7,197)	57	57	0.25%
0.0963	BARCLAYS PLC	(7,106)	57	57	0.25%
0.0924	BANCO SANTANDER S.A.	(6,816)	54	54	0.23%
0.0842	CEMEX CPO	(6,209)	49	49	0.21%
0.0827	INTESA SANPAOLO	(6,104)	49	49	0.21%
0.0800	ADARO ENERGY TBK	(5,903)	47	47	0.20%
0.0790	METRO PACIFI INV	(5,827)	46	46	0.20%
0.0733	China Telecom Corporation Ltd. - H Shares	(5,407)	43	43	0.19%
0.0707	CHINA DVLP FIN H	(5,218)	42	42	0.18%
0.0694	HON HAI PRECISION INDUSTRY	(5,117)	41	41	0.18%
0.0680	MITSUBISHI UFJ FINANCIAL GROUP INC	(5,014)	40	40	0.17%
0.0672	AIA GROUP LTD.	(4,958)	40	40	0.17%
0.0666	Alibaba Pictures Group Ltd.	(4,915)	39	39	0.17%
0.0658	GAZPROM	(4,855)	39	39	0.17%
0.0656	CHINA STEEL CORP	(4,840)	39	39	0.17%
0.0649	TRUE	(4,790)	38	38	0.16%
0.0635	PTT PUBLIC CO LTD	(4,686)	37	37	0.16%
0.0627	MEGAWORLD CORPORATION	(4,628)	37	37	0.16%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
0.0625	IRPC PCL	$(4,610)	$37	$37	0.16%
0.0619	UNITED MICRO	(4,568)	36	36	0.16%
0.0610	SHIN KONG FINANCIAL HOLDING CO LTD	(4,502)	36	36	0.16%
0.0606	PERUSAHAAN GAS NEGARA TBK PT	(4,474)	36	36	0.16%
14.1184	OTHER	(1,041,639)	8,304	8,304	35.85%

		$(2,905,537)	$23,161	$23,161	100.00%

** The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at June 30, 2020:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSDEE15N Index
2,976	Nestle SA	$(32,730)	$779	$779	4.14%
703	Roche Holding AG	(22,937)	546	546	2.90%
2,148	Novartis AG	(16,461)	392	392	2.08%
1,044	SAP SE	(15,577)	371	371	1.97%
426	ASML Holding NV	(14,050)	334	334	1.77%
1,312	AstraZeneca PLC	(13,322)	317	317	1.68%
278	LVMH Moet Hennessy Louis Vuitton SE	(11,494)	273	273	1.45%
1,128	Sanofi	(10,846)	258	258	1.37%
1,769	Novo Nordisk A/S	(10,719)	255	255	1.35%
765	Siemens AG	(9,367)	223	223	1.18%
5,016	GlaxoSmithKline PLC	(9,186)	219	219	1.16%
20,314	HSBC Holdings PLC	(8,673)	206	206	1.09%
2,472	TOTAL SE	(8,573)	204	204	1.08%
417	Allianz SE	(8,236)	196	196	1.04%
1,461	Unilever NV	(8,078)	192	192	1.02%
2,337	Diageo PLC	(7,921)	188	188	1.00%
251	L’Oreal SA	(7,764)	185	185	0.98%
2,294	British American Tobacco PLC	(7,308)	174	174	0.92%
473	Air Liquide SA	(7,113)	169	169	0.90%
5,940	Iberdrola SA	(7,045)	168	168	0.89%
20,253	BP PLC	(7,012)	167	167	0.89%
8,133	Enel SpA	(6,933)	165	165	0.88%
710	Reckitt Benckiser Group PLC	(6,658)	158	158	0.84%
1,169	Unilever PLC	(6,552)	156	156	0.83%
1,122	Rio Tinto PLC	(6,342)	151	151	0.80%
982	Bayer AG	(6,142)	146	146	0.78%
553	Schneider Electric SE	(6,057)	144	144	0.77%
4,116	Royal Dutch Shell PLC	(5,951)	142	142	0.75%
3,333	Deutsche Telekom AG	(5,225)	124	124	0.66%
150	Zurich Insurance Group AG	(5,199)	124	124	0.66%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
3,724	Royal Dutch Shell PLC	$(5,185)	$123	$123	0.65%
190	adidas AG	(4,935)	117	117	0.62%
918	BASF SE	(4,863)	116	116	0.62%
915	Koninklijke Philips NV	(4,472)	106	106	0.56%
487	Prosus NV	(4,392)	104	104	0.55%
515	Vinci SA	(4,384)	104	104	0.55%
1,843	ABB Ltd	(4,335)	103	103	0.55%
1,125	BNP Paribas SA	(4,304)	102	102	0.54%
2,112	BHP Group PLC	(4,268)	102	102	0.54%
74	Lonza Group AG	(4,199)	100	100	0.53%
76	Kering SA	(4,069)	97	97	0.52%
618	Danone SA	(3,977)	95	95	0.51%
3,666	UBS Group AG	(3,960)	94	94	0.50%
587	Airbus SE	(3,904)	93	93	0.49%
762	Anheuser-Busch InBev SA/NV	(3,892)	93	93	0.49%
26,771	Vodafone Group PLC	(3,884)	92	92	0.49%
1,933	RELX PLC	(3,831)	91	91	0.48%
3,508	National Grid PLC	(3,800)	90	90	0.48%
989	Deutsche Post AG	(3,728)	89	89	0.47%
1,934	AXA SA	(3,694)	88	88	0.47%
387,699	OTHER	(408,292)	9,712	9,712	51.56%

		$(791,839)	$18,837	$18,837	100.00%

** The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at June 30, 2020:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8PR Index
471	ABN AMRO Bank NV	$(2,038)	$(216)	$(216)	0.70%
6,668	Banco Bilbao Vizcaya Argentaria SA	(11,532)	(1,220)	(1,220)	3.98%
1,515	Banco BPM SpA	(1,136)	(120)	(120)	0.39%
5,627	Banco de Sabadell SA	(982)	(104)	(104)	0.34%
16,618	Banco Santander SA	(20,397)	(2,159)	(2,159)	7.04%
933	Bank of Ireland Group PLC	(961)	(102)	(102)	0.33%
176	Bank Polska Kasa Opieki SA	(1,205)	(128)	(128)	0.42%
646	Bankinter SA	(1,547)	(164)	(164)	0.53%
28	Banque Cantonale Vaudoise	(1,389)	(147)	(147)	0.48%
16,320	Barclays PLC	(11,605)	(1,228)	(1,228)	4.00%
61	BAWAG Group AG	(1,061)	(112)	(112)	0.36%
1,153	BNP Paribas SA	(23,023)	(2,437)	(2,437)	7.95%
3,589	CaixaBank SA	(3,850)	(407)	(407)	1.33%
30	Cembra Money Bank AG	(1,472)	(156)	(156)	0.51%
152	Close Brothers Group PLC	(1,044)	(110)	(110)	0.36%
994	Commerzbank AG	(2,226)	(236)	(236)	0.77%
1,272	Credit Agricole SA	(6,052)	(640)	(640)	2.09%
685	Danske Bank A/S	(4,583)	(485)	(485)	1.58%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
2,067	Deutsche Bank AG	$(9,874)	$(1,045)	$(1,045)	3.41%
913	DNB ASA	(6,043)	(640)	(640)	2.09%
297	Erste Group Bank AG	(3,507)	(371)	(371)	1.21%
610	FinecoBank Banca Fineco SpA	(4,134)	(437)	(437)	1.42%
20,690	HSBC Holdings PLC	(48,683)	(5,152)	(5,152)	16.80%
3,901	ING Groep NV	(13,646)	(1,444)	(1,444)	4.71%
16,321	Intesa Sanpaolo SpA	(15,694)	(1,661)	(1,661)	5.42%
224	Julius Baer Group Ltd	(4,704)	(498)	(498)	1.62%
260	KBC Group NV	(7,490)	(793)	(793)	2.58%
70,454	Lloyds Banking Group PLC	(13,650)	(1,445)	(1,445)	4.71%
929	Natixis SA	(1,219)	(129)	(129)	0.42%
4,585	Natwest Group PLC	(3,465)	(367)	(367)	1.20%
3,245	Nordea Bank Abp	(11,256)	(1,191)	(1,191)	3.88%
882	Powszechna Kasa Oszczednosci Bank Polski	(2,567)	(272)	(272)	0.89%
135	Raiffeisen Bank International AG	(1,213)	(128)	(128)	0.42%
1,603	Skandinaviska Enskilda Banken AB	(6,978)	(739)	(739)	2.41%
853	Societe Generale SA	(7,129)	(754)	(754)	2.46%
2,646	Standard Chartered PLC	(7,237)	(766)	(766)	2.50%
1,539	Svenska Handelsbanken AB	(7,339)	(777)	(777)	2.53%
927	Swedbank AB	(5,971)	(632)	(632)	2.06%
2,237	UniCredit SpA	(10,340)	(1,094)	(1,094)	3.57%
930	Unione di Banche Italiane SpA	(1,527)	(162)	(162)	0.53%

		$(289,769)	$(30,668)	$(30,668)	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to the table below for details on options contracts.

AUD — Australian Dollar

ADR — American Depositary Receipt

Cl — Class

BBA — British Banker’s Association

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

NOK — Norwegian Krone

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipt

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2020 (Unaudited)

The following table summarizes the inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,908,153	$–	$–	$25,908,153
U.S. Treasury Obligation	–	2,999,057	–	2,999,057
Exchange-Traded Fund	1,341,842	–	–	1,341,842
Rights	842	–	–	842
Warrants	–	762	–	762

Total Investments in Securities	$27,250,837	$2,999,819	$–	$30,250,656

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$292,387	$–	$–	$292,387
Written Options	(161,380)	–	–	(161,380)
Futures Contracts*
Unrealized Appreciation	22,736	–	–	22,736
Unrealized Depreciation	(23,388)	–	–	(23,388)
Forwards Contracts*
Unrealized Appreciation	–	10,154	–	10,154
Unrealized Depreciation	–	(4,528)	–	(4,528)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	259,541	–	259,541
Unrealized Depreciation	–	(1,103,620)	–	(1,103,620)

Total Other Financial Instruments	$130,355	$(838,453)	$–	$(708,098)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2020 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.6%
	Shares	Value

Canada — 4.8%
Descartes Systems Group *	225,270	$11,892,384

United States — 83.8%
Communication Services — 3.0%
New York Times, Class A	179,845	7,558,885

Consumer Discretionary — 27.0%
Boot Barn Holdings *	300,147	6,471,169
Etsy*	80,093	8,508,279
Malibu Boats, Class A *	217,852	11,317,411
OneSpaWorld Holdings	385,422	1,838,463
Revolve Group, Class A *	341,061	5,068,167
RH*	37,361	9,299,153
Vail Resorts	44,683	8,139,009
YETI Holdings *	381,428	16,298,418

		66,940,069

Health Care — 12.1%
Envista Holdings *	565,969	11,936,286
Livongo Health *	150,253	11,297,523
PetIQ, Class A *	191,022	6,655,207

		29,889,016

Industrials — 14.4%
AZEK, Class A *	218,745	6,969,216
Clarivate*	387,281	8,647,985
Kornit Digital *	234,211	12,502,183
Trex*	58,398	7,595,828

		35,715,212

Information Technology — 16.8%
Avalara*	42,679	5,680,148
Everbridge*	110,967	15,353,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Information Technology (continued)
Pluralsight, Class A *	690,231	$12,458,670
Verra Mobility, Class A *	787,158	8,091,984

		41,584,196

Materials — 10.5%
Ashland Global Holdings	180,975	12,505,372
Ingevity*	257,656	13,544,976

		26,050,348

		207,737,726

Total Common Stock (Cost $174,023,431)		219,630,110

U.S. TREASURY OBLIGATION — 8.0%

	Face Amount
U.S. Treasury Bills 0.15%, 9/17/2020 (a)	$20,000,000	19,993,717

Total U.S. Treasury Obligations (Cost $19,993,451)		19,993,717

Total Investments — 96.6% (Cost $194,016,882)		239,623,827

Other Assets & Liabilities, Net — 3.4%		8,351,385

Net Assets — 100.0%		$247,975,212

The open futures contracts held by the Fund at June 30, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	256	Sep-2020	$18,109,849	$18,401,280	$291,431

The open forward foreign currency contracts held by the Fund at June 30, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	09/16/20	CAD	1,000,000	USD	736,934	$223
JPMorgan Chase Bank	09/16/20	CAD	14,214,400	USD	10,419,308	(52,600)

						$(52,377)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2020 (Unaudited)

The open OTC swap agreements held by the Fund at June 30, 2020, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Morgan Stanley	Becton Roof Supply Inc		1M US LIBOR	Index Return	Annually	04/02/2022	USD	1,930,687	$(1,348,185)	$–	$(1,348,185)

Morgan Stanley	Harley Davidson Inc		1M US LIBOR	Index Return	Annually	04/06/2022	USD	2,136,254	(611,297)	–	(611,297)

Bank of America	MLAPSCFS Index	**	1M US LIBOR	Index Return	Annually	06/05/2022	USD	(7,160,671)	(673,947)	–	(673,947)

Bank of America	MLAPSCFS Index	**	1M US LIBOR	Index Return	Annually	06/14/2022	USD	(7,396,350)	(392,677)	–	(392,677)

									$(3,026,106)	$–	$(3,026,106)

** The following tables represent the individual common stock exposure comprising the Bank of America Equity Basket Swaps at June 30, 2020:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MLAPSCHC Index
12,258	First Industrial Realty Trust Inc	$(187,652)	$(13,750)	$(13,750)	1.29%
10,734	Rexford Industrial Realty Inc	(177,103)	(12,977)	(12,977)	1.22%
3,684	EastGroup Properties Inc	(174,016)	(12,751)	(12,751)	1.20%
13,067	STAG Industrial Inc	(152,577)	(11,180)	(11,180)	1.05%
12,970	Healthcare Realty Trust Inc	(151,289)	(11,085)	(11,085)	1.04%
12,904	First Financial Bankshares Inc	(148,464)	(10,878)	(10,878)	1.02%
8,566	Redfin Corp	(142,970)	(10,476)	(10,476)	0.98%
5,496	QTS Realty Trust Inc	(140,277)	(10,278)	(10,278)	0.96%
9,530	Essent Group Ltd	(137,654)	(10,086)	(10,086)	0.95%
12,335	United Bankshares Inc/WV	(135,875)	(9,956)	(9,956)	0.93%
6,430	Terreno Realty Corp	(134,796)	(9,877)	(9,877)	0.93%
6,969	South State Corp	(132,274)	(9,692)	(9,692)	0.91%
3,950	RLI Corp	(129,148)	(9,463)	(9,463)	0.89%
18,434	Physicians Realty Trust	(128,618)	(9,424)	(9,424)	0.88%
2,013	Kinsale Capital Group Inc	(124,426)	(9,117)	(9,117)	0.85%
6,577	Stifel Financial Corp	(124,231)	(9,103)	(9,103)	0.85%
19,970	Radian Group Inc	(123,350)	(9,038)	(9,038)	0.85%
8,663	Glacier Bancorp Inc	(121,750)	(8,921)	(8,921)	0.84%
38,564	Valley National Bancorp	(120,099)	(8,800)	(8,800)	0.83%
5,673	Selective Insurance Group Inc	(119,152)	(8,731)	(8,731)	0.82%
12,361	Blackstone Mortgage Trust Inc	(118,588)	(8,689)	(8,689)	0.81%
5,054	Community Bank System Inc	(114,766)	(8,409)	(8,409)	0.79%
7,052	Ares Management Corp	(111,494)	(8,169)	(8,169)	0.77%
4,113	FirstCash Inc	(110,531)	(8,099)	(8,099)	0.76%
18,865	Sabra Health Care REIT Inc	(108,411)	(7,943)	(7,943)	0.74%
6,554	Cannae Holdings Inc	(107,275)	(7,860)	(7,860)	0.74%
4,034	Agree Realty Corp	(105,564)	(7,735)	(7,735)	0.73%
6,743	PotlatchDeltic Corp	(102,124)	(7,483)	(7,483)	0.70%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
1,923	PS Business Parks Inc	$(101,395)	$(7,429)	$(7,429)	0.70%
4,185	National Health Investors Inc	(101,199)	(7,415)	(7,415)	0.70%
13,312	CVB Financial Corp	(99,349)	(7,279)	(7,279)	0.68%
23,387	Lexington Realty Trust	(98,260)	(7,200)	(7,200)	0.67%
15,526	Home BancShares Inc/AR	(95,097)	(6,968)	(6,968)	0.65%
15,308	CNO Financial Group Inc	(94,920)	(6,955)	(6,955)	0.65%
5,199	IBERIABANK Corp	(94,289)	(6,909)	(6,909)	0.65%
4,731	Green Dot Corp	(92,471)	(6,776)	(6,776)	0.64%
16,810	Old National Bancorp/IN	(92,116)	(6,750)	(6,750)	0.63%
4,444	UMB Financial Corp	(91,233)	(6,685)	(6,685)	0.63%
4,093	Houlihan Lokey Inc	(90,694)	(6,645)	(6,645)	0.62%
2,316	eHealth Inc	(90,610)	(6,639)	(6,639)	0.62%
9,167	American Equity Investment Life Holding	(90,209)	(6,610)	(6,610)	0.62%
9,881	BancorpSouth Bank	(89,483)	(6,557)	(6,557)	0.61%
9,389	Federated Hermes Inc	(88,617)	(6,493)	(6,493)	0.61%
3,306	Independent Bank Corp	(88,330)	(6,472)	(6,472)	0.61%
7,811	Washington Federal Inc	(83,491)	(6,118)	(6,118)	0.57%
12,275	Piedmont Office Realty Trust Inc	(81,197)	(5,949)	(5,949)	0.56%
7,162	Columbia Banking System Inc	(80,846)	(5,924)	(5,924)	0.56%
7,631	Cathay General Bancorp	(79,926)	(5,856)	(5,856)	0.55%
20,158	Uniti Group Inc	(75,060)	(5,500)	(5,500)	0.52%
22,165	Investors Bancorp Inc	(75,030)	(5,498)	(5,498)	0.52%
1,514,152	OTHER	(8,898,725)	(652,027)	(652,027)	61.10%

		$(14,557,021)	$(1,066,624)	$(1,066,624)	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

CAD — Canadian Dollar

LIBOR — London Interbank Offered Rate

OTC — Over the Counter

REIT — Real Estate Investment Trust

USD — United States Dollar

The following table summarizes the inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$219,630,110	$–	$–	$219,630,110
U.S. Treasury Obligation	–	19,993,717	–	19,993,717

Total Investments in Securities	$219,630,110	$19,993,717	$–	$239,623,827

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$291,431	$–	$–	$291,431
Forwards Contracts*
Unrealized Appreciation	–	223	–	223
Unrealized Depreciation	–	(52,600)	–	(52,600)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(3,026,106)	–	(3,026,106)

Total Other Financial Instruments	$291,431	$(3,078,483)	$–	$(2,787,052)

*Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “— “ are $0.

For the period ended June 30, 2020, there were no transfers in or out of Level 3

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	New World Opportunities Fund		Endeavour Equity Fund		Discover Equity Fund
Assets:
Investments, at Value (Cost $340,490,616, $27,945,967 and $194,016,882)	$341,999,426		$30,250,656		$239,623,827
Foreign Currency, at Value (Cost $615,830, $– and $–)	638,368		–		3
Swap Contracts, at Value (Cost $–, $– and $–)	2,320,213		259,541		–
Options Purchased, at Value (Cost $65,544, $306,009 and $–)	19,106		292,387		–
Cash Equivalents	6,197,181		178,156		8,651,476
Receivable for Investment Securities Sold	4,858,252		75,942		3,001,769
Interest and Dividend Receivable	4,054,813		33,588		–
Cash Pledged as Collateral for Swap Contracts	1,394,169		2,099,330		–
Cash Pledged as Collateral for Futures Contracts	1,226,186		686,613		3,914,050
Cash Pledged as Collateral for Forward Foreign Currency Contracts	550,000		–		–
Cash Pledged as Collateral for Options Contracts	517,247		–		–
Variation Margin Receivable	343,091		3,774		–
Unrealized Appreciation on Forward Foreign Currency Contracts	123,427		10,154		223
Unrealized Appreciation on Spot Currency Contracts	14,144		–		–
Receivable for Capital Shares Sold	–		–		2,995
Deferred Offering Costs	–		23,592		48,385
Tax Reclaim Receivable	–		472		–
Prepaid Expenses	30,197		9,217		4,720

Total Assets	364,285,820		33,923,422		255,247,448

Liabilities:
Swap Contracts, at Value (Premiums $–, $– and $–)	1,519,656		1,103,620		3,026,106
Options Written, at Value (Premiums $–, $177,720 and $–)	–		161,380		–
Payable for Investment Securities Purchased	9,738,646		354,002		615,635
Due to Adviser	615,797		118,903		3,534,049
Payable for Variation Margin	293,006		4,250		–
Unrealized Depreciation on Forward Foreign Currency Contracts	109,392		4,528		52,600
Unrealized Depreciation on Spot Currency Contracts	18,269		–		–
Due to Administrator	11,566		8,197		6,148
Chief Compliance Officer Fees Payable	1,776		–		484
Other Accrued Expenses	30,524		15,826		37,214

Total Liabilities	12,338,632		1,770,706		7,272,236

Net Assets	$351,947,188		$32,152,716		$247,975,212

Net Assets Consist of:
Paid-in Capital	$354,093,245		$30,858,230		$220,506,711
Total Distributable Earnings (Loss)	(2,146,057)		1,294,486		27,468,501

Net Assets	$351,947,188		$32,152,716		$247,975,212

Institutional Shares:
Net Assets	$351,946,580		$32,150,329		$246,221,877
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,464,444		3,066,475		21,847,001

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.92		$10.48		$11.27

Class X Shares:
Net Assets	$608		$2,387		$1,753,335
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	61		228		155,778

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.92	*	$10.45	*	$11.26

*	Net Assets divided by shares do not calculate to the stated NAV because Net Assets and shares shown are rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund
Investment Income:
Interest Income	$7,365,033	$30,550	$233,376
Dividend Income	197,656	99,267	190,651
Less: Foreign Taxes Withheld	(2,018)	(2,543)	(6,268)

Total Investment Income	7,560,671	127,274	417,759

Expenses:
Investment Advisory Fees (Note 7)	1,202,491	181,621	3,763,488
Administration Fees	68,783	49,750	37,518
Trustees’ Fees	8,755	776	3,676
Chief Compliance Officer Fees	3,509	384	1,658
Custodian Fees	39,587	7,036	24,675
Professional Fees	38,823	12,772	19,160
Transfer Agent Fees	32,542	19,036	20,931
Registration Fees	25,754	5,433	13,520
Offering Costs	21,574	47,185	44,701
Printing Fees	18,263	1,821	12,239
Insurance and Other Expenses	15,596	2,100	6,331

Total Expenses	1,475,677	327,914	3,947,897

Less:
Waiver of Investment Advisory Fees (Note 7)	(101,142)	(127,814)	(73,115)

Net Expenses	1,374,535	200,100	3,874,782

Net Investment Income (Loss)	6,186,136	(72,826)	(3,457,023)

Net Realized Gain (Loss) on:
Investments	(1,747,598)	(828,881)	(7,614,374)
Futures Contracts	(216,591)	474,425	(4,417,571)
Foreign Currency Transactions	(122,220)	(14,344)	55,614
Forward Foreign Currency Contracts	85,947	127,020	165,871
Swap Contracts	2,863,088	219,304	(83,909)
Option Contracts	123,259	(73,679)	–

Net Realized Gain (Loss)	985,885	(96,155)	(11,894,369)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,756,447)	74,367	45,606,939
Futures Contracts	(136,349)	(9,272)	288,859
Foreign Currency Translation	124,508	1,477	–
Forward Foreign Currency Contracts	(15,502)	27,904	(52,377)
Swap Contracts	(3,940)	(852,011)	(3,026,106)
Option Contracts	(46,438)	(5,253)	–

Net Change in Unrealized Appreciation (Depreciation)	(2,834,168)	(762,788)	42,817,315

Net Realized and Unrealized Gain (Loss)	(1,848,283)	(858,943)	30,922,946

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,337,853	$(931,769)	$27,465,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)
Operations:
Net Investment Income	$6,186,136	$11,218,004
Net Realized Gain (Loss) on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	985,885	(4,451,355)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,834,168)	4,164,977

Net Increase in Net Assets Resulting from Operations	4,337,853	10,931,626

Distributions:	(5,978,528)	(11,437,008)

Capital Share Transactions:
Institutional Shares:
Issued	637,000	354,392,645
Reinvestment of Distributions	33,847	48,817
Redeemed	(3,023)	(1,016,654)

Net Institutional Share Transactions	667,824	353,424,808

Class X Shares:
Issued	500	215
Reinvestment of Distributions	10	2
Redeemed	—	(114)

Net Class X Share Transactions	510	103

Net Increase in Net Assets from Share Transactions	668,334	353,424,911

Total Increase (Decrease) in Net Assets	(972,341)	352,919,529

Net Assets:
Beginning of Period	352,919,529	—

End of Period	$351,947,188	$352,919,529

(1)	The Aperture New World Opportunities Fund commenced operations on March 18, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)

Shares Issued and Redeemed:

Institutional Shares:

Issued	63,965	35,494,482

Reinvestment of Distributions	3,589	4,896

Redeemed	(311)	(102,177)

Net Institutional Shares Capital Share Transactions	67,243	35,397,201

Class X Shares:

Issued	50	22

Reinvestment of Distributions	1	—

Redeemed	—	(12)

Net Class X Shares Capital Share Transactions	51	10

Net Increase in Shares Outstanding from Share Transactions	67,294	35,397,211

(1)	The Aperture New World Opportunities Fund commenced operations on March 18, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)
Operations:
Net Investment Income (Loss)	$(72,826)	$15,209
Net Realized Loss on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(96,155)	(21,370)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(762,788)	2,232,416

Net Increase (Decrease) in Net Assets Resulting from Operations	(931,769)	2,226,255

Capital Share Transactions:
Institutional Shares:
Issued	1,630,000	29,225,108
Redeemed	—	(113)

Net Institutional Share Transactions	1,630,000	29,224,995

Class X Shares:

Issued	2,500	4,114

Redeemed	(3,256)	(123)

Net Class X Share Transactions	(756)	3,991

Net Increase in Net Assets from Share Transactions	1,629,244	29,228,986

Total Increase in Net Assets	697,475	31,455,241

Net Assets:
Beginning of Period	31,455,241	—

End of Period	$32,152,716	$31,455,241

(1)	The Aperture Endeavour Equity Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)

Shares Issued and Redeemed:

Institutional Shares:

Issued	151,173	2,915,313

Redeemed	—	(11)

Net Institutional Shares Capital Share Transactions	151,173	2,915,302

Class X Shares:

Issued	228	412

Redeemed	(401)	(11)

Net Class X Shares Capital Share Transactions	(173)	401

Net Increase in Shares Outstanding from Share Transactions	151,000	2,915,703

(1)	The Aperture Endeavour Equity Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)
Operations:
Net Investment Loss	$(3,457,023)	$—
Net Realized Loss on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(11,894,369)	—
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	42,817,315	2,578

Net Increase in Net Assets Resulting from Operations	27,465,923	2,578

Capital Share Transactions:
Institutional Shares:
Issued	216,852,580	2,100,113
Redeemed	(5)	—

Net Institutional Share Transactions	216,852,575	2,100,113

Class X Shares:
Issued	1,553,900	123
Net Class X Share Transactions	1,553,900	123

Net Increase in Net Assets from Share Transactions	218,406,475	2,100,236

Total Increase in Net Assets	245,872,398	2,102,814

Net Assets:
Beginning of Period	2,102,814	—

End of Period	$247,975,212	$2,102,814

(1)	The Aperture Discover Equity Fund commenced operations on December 30, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)

Shares Issued and Redeemed:

Institutional Shares:

Issued	21,637,000	210,001

Net Institutional Shares Capital Share Transactions	21,637,000	210,001

Class X Shares:

Issued	155,766	12

Net Class X Shares Capital Share Transactions	155,766	12

Net Increase in Shares Outstanding from Share Transactions	21,792,766	210,013

(1)	The Aperture Discover Equity Fund commenced operations on December 30, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.18	0.33
Net Realized and Unrealized Loss	(0.06)	(0.04)

Total from Operations	0.12	0.29

Dividends and Distributions:
Net Investment Income	(0.17)	(0.32)
Total Dividends and Distributions	(0.17)	(0.32)

Net Asset Value, End of Period	$9.92	$9.97

Total Return†	1.29%	2.97%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$351,947	$352,919
Ratio of Expenses to Average Net Assets	0.80%**	0.50%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.86%**	0.61%**
Ratio of Net Investment Income to Average Net Assets	3.60%**	4.04%**
Portfolio Turnover Rate†	78%	78%

(1)	Calculated using average shares.
*	Commenced operations on March 18, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class X Shares	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(1)	0.18	0.11
Net Realized and Unrealized Gain (Loss)	(0.06)	0.14

Total from Operations	0.12	0.25

Dividends and Distributions:
Net Investment Income	(0.17)	(0.22)
Total Dividends and Distributions	(0.17)	(0.22)

Net Asset Value, End of Period	$9.92	$9.97

Total Return†	1.29%	2.52%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1	$—
Ratio of Expenses to Average Net Assets	0.81%**	0.03%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.81%**	0.03%**
Ratio of Net Investment Income to Average Net Assets	3.63%**	3.84%**
Portfolio Turnover Rate†	78%	78%

(1)	Calculated using average shares.
*	Commenced operations on September 13, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amount	designated as “—” has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.79		$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.01)		0.02
Net Realized and Unrealized Gain (Loss)	(0.30)		0.77

Total from Operations	(0.31)		0.79

Net Asset Value, End of Period	$10.48		$10.79

Total Return†	(2.78)%		7.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$32,150		$31,451
Ratio of Expenses to Average Net Assets	1.30	%**	0.44	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.13	%**	1.60	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.47	)%**	0.36	%**
Portfolio Turnover Rate†	124%		39%

(1)	Calculated using average shares.
*	Commenced operations on September 30, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class X Shares	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.77		$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.02)		0.02
Net Realized and Unrealized Gain (Loss)	(0.30)		0.75

Total from Operations	(0.32)		0.77

Net Asset Value, End of Period	$10.45		$10.77

Total Return†	(2.97)%		7.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2		$4
Ratio of Expenses to Average Net Assets	1.27	%**	0.47	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.23	%**	1.55	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.38	)%**	0.63	%**
Portfolio Turnover Rate†	124%		39%

(1)	Calculated using average shares.
*	Commenced operations on September 30, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.01		$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.17)		0.00
Net Realized and Unrealized Gain	1.43		0.01

Total from Operations	1.26		0.01

Net Asset Value, End of Period	$11.27		$10.01

Total Return†	12.59%		0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$246,222		$2,103
Ratio of Expenses to Average Net Assets	4.17	%**	—	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.25	%**	nm	%
Ratio of Net Investment Loss to Average Net Assets	(3.72	)%**	—	%**
Portfolio Turnover Rate†	70%		—%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.30%.
*	Commenced operations on December 30, 2019.
**	Annualized
nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for operations for 1 day and incurred expense waivers as shown on the Statement of Operations.
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class X Shares	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.01		$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.28)		0.00
Net Realized and Unrealized Gain	1.53		0.01

Total from Operations	1.25		0.01

Net Asset Value, End of Period	$11.26		$10.01

Total Return†	12.49%		0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,753		$—
Ratio of Expenses to Average Net Assets	5.96	%**	—	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	6.05	%**	nm	%
Ratio of Net Investment Loss to Average Net Assets	(5.73	)%**	—	%**
Portfolio Turnover Rate†	70%		—%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
*	Commenced operations on December 30, 2019.
**	Annualized
nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for operations for 1 day and incurred expense waivers as shown on the Statement of Operations.
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund and the Aperture Discover Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, the Aperture Endeavour Equity Fund and the Aperture Discover Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, the Aperture Endeavour Equity Fund and the Aperture Discover Equity Fund commenced operations on March 18, 2019, September 30, 2019 and December 30, 2019, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020
(Unaudited)

exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020
(Unaudited)

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020
(Unaudited)

recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2020
(Unaudited)

maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of June 30, 2020.

For the period ended June 30, 2020, the average quarterly notional amount of futures contracts held were as follows:

New World Opportunities Fund:
Average Quarterly Market Value Balance Long	$3,297,378
Average Quarterly Market Value Balance Short	$(9,833,318)

Endeavour Equity Fund:
Average Quarterly Market Value Balance Long	$2,159,771

Discover Equity Fund:
Average Quarterly Market Value Balance Long	$16,459,210

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — The Funds incurred offering costs, including costs of legal, printing and registration fees, to be amortized over twelve months from inception of the Funds. As of June 30, 2020, the Aperture Endeavour Equity Fund and Aperture Discover Equity Fund had $23,592 and $48,385 remaining to be amortized, respectively. As of June 30, 2020, the Aperture New World Opportunities Fund was fully amortized.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains

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and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2020, if applicable.

For the period ended June 30, 2020, the average balances of forward foreign currency contracts were as follows:

New World Opportunities Fund:
Average Quarterly Notional Contracts Purchased	$(2,521,029)
Average Quarterly Notional Contracts Sold	$8,117,174

Endeavour Equity Fund:
Average Quarterly Notional Contracts Purchased	$(577,303)
Average Quarterly Notional Contracts Sold	$3,427,571

Discover Equity Fund:
Average Quarterly Notional Contracts Purchased	$(398,926)
Average Quarterly Notional Contracts Sold	$9,487,504

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Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By

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entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of June 30, 2020, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the

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Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the period ended June 30, 2020, the average quarterly market value amount of swap contracts held by the Funds are as follows:

New World Opportunities Fund:
Average Quarterly Total Return Swaps	$324,147
Average Quarterly Credit Default Swaps	$1,387,832
Average Quarterly Interest Rate Swaps	$391,375

Endeavour Equity Fund:
Average Quarterly Total Return Swaps	$(748,178)

Discover Equity Fund:
Average Quarterly Total Return Swaps	$(1,923,100)

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid

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secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended June 30, 2020, the average quarterly notional value of option contracts held were as follows:

New World Opportunities Fund:
Average Quarterly Notional Contracts Long	$9,813

Endeavour Equity Fund:
Average Quarterly Notional Contracts Long	$147,655
Average Quarterly Notional Contracts Short	$(80,833)

3. Derivative Transactions:

The following tables include the Funds exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2020, is as follows:

New World Opportunities Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	$-	†	Net Assets — Unrealized depreciation on swap contracts	$973,320	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	-	*	Net Assets — Unrealized depreciation on futures contracts	208,894	*
	Net Assets — Unrealized appreciation on swap contracts	2,230,237	†	Net Assets — Unrealized depreciation on swap contracts	1,519,656	†
	Purchased options, at Value	19,106		Written options, at Value	-
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	123,427		Net Assets — Unrealized depreciation on forward foreign currency contracts	109,392
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	14,278	*	Net Assets — Unrealized depreciation on futures contracts	-	*
	Net Assets — Unrealized appreciation on swap contracts	182,746	†	Net Assets — Unrealized depreciation on swap contracts	-	†

Total		$2,569,794			$2,811,262

Endeavour Equity Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$22,736	*	Net Assets — Unrealized depreciation on futures contracts	$23,388	*

	Net Assets — Unrealized appreciation on swap contracts	259,541	†	Net Assets — Unrealized depreciation on swap contracts	1,103,620	†

	Purchased options, at Value	292,387		Written options, at Value	161,380
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	10,154		Net Assets — Unrealized depreciation on forward foreign currency contracts	4,528

Total		$584,818			$1,292,916

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Discover Equity Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$291,431	*	Net Assets — Unrealized depreciation on futures contracts	$-	*

	Net Assets — Unrealized appreciation on swap contracts	-	†	Net Assets — Unrealized depreciation on swap contracts	3,026,106	†

Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	223		Net Assets — Unrealized depreciation on forward foreign currency contracts	52,600

Total		$291,654			$3,078,706

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2020, were as follows:

The amount of realized gain on derivatives recognized in income:

New World Opportunities Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$224,355	$-	$1,723,020	$-	$1,947,375
Equity contracts	(432,468)	-	(142,341)	123,259	(451,550)
Credit contracts	-	-	1,282,409	-	1,282,409
Foreign exchange contracts	(8,478)	85,947	-	-	77,469
Total	$(216,591)	$85,947	$2,863,088	$123,259	$2,855,703

Endeavour Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Equity contracts	$474,425	$-	$219,304	$(73,679)	$620,050
Foreign exchange contracts	-	127,020	-	-	127,020
Total	$474,425	$127,020	$219,304	$ (73,679)	$747,070

Discover Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Equity contracts	$(4,417,571)	$-	$(83,909)	$-	$(4,501,480)
Foreign exchange contracts	-	165,871	-	-	165,871
Total	$(4,417,571)	$165,871	$(83,909)	$-	$(4,335,609)

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Change in unrealized appreciation (depreciation) on derivatives recognized in income:

New World Opportunities Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$68,981	$-	$164,850	$-	$233,831
Equity contracts	(217,340)	-	727,180	(46,438)	463,402
Credit contracts	-	-	(895,970)	-	(895,970)
Foreign exchange contracts	12,010	(15,502)	-	-	(3,492)
Total	$(136,349)	$(15,502)	$(3,940)	$(46,438)	$(202,229)

Endeavour Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$-	$-
Equity contracts	(9,272)	-	(852,011)	(5,253)	(866,536)
Foreign exchange contracts	-	27,904	-	-	27,904
Total	$(9,272)	$27,904	$(852,011)	$(5,253)	$(838,632)

Discover Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$-	$-
Equity contracts	288,859	-	(3,026,106)	-	(2,737,247)
Foreign exchange contracts	-	(52,377)	-	-	(52,377)
Total	$288,859	$(52,377)	$(3,026,106)	$-	$(2,789,624)

4. Offsetting Assets and Liabilities:

The Aperture New World Opportunities Fund and Aperture Endeavour Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2020:

New World Opportunities Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$2,489	$970,326	$972,815	$-	$1,045,430	$1,045,430	$(72,615)	$-	$(72,615)
Goldman Sachs	119,367	1,139,794	1,259,161	65,666	-	65,666	1,193,495	-	1,193,495
JPMorgan Chase Bank	1,571	69,805	71,376	43,726	327,326	371,052	(299,676)	299,676	-
Morgan Stanley	-	140,288	140,288	-	-	-	140,288	-	140,288
Outset	-	-	-	-	146,900	146,900	(146,900)	-	(146,900)

Total over the counter	$123,427	$2,320,213	$2,443,640	$109,392	$1,519,656	$1,629,048

Endeavour Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$-	$131,433	$131,433	$-	$197,092	$197,092	$(65,659)	$-	$(65,659)
Goldman Sachs	-	100,334	100,334	91	525,671	525,762	(425,428)	-	(425,428)
JPMorgan Chase Bank	8,067	-	8,067	1,240	-	1,240	6,827	-	6,827
Morgan Stanley	2,087	27,774	29,861	3,197	380,857	384,054	(354,193)	-	(354,193)

Total over the counter	$10,154	$259,541	$269,695	$4,528	$1,103,620	$1,108,148

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Discover Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$-	$-	$-	$-	$1,066,624	$1,066,624	$(1,066,624)	$-	$(1,066,624)
Goldman Sachs	223	-	223	-	-	-	223	-	223
JPMorgan Chase Bank	-	-	-	52,600	-	52,600	(52,600)	-	(52,600)
Morgan Stanley	-	-	-	-	1,959,482	1,959,482	(1,959,482)	-	(1,959,482)

Total over the counter	$223	$-	$223	$52,600	$3,026,106	$3,078,706

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on

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the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2020, the Aperture New World Opportunities Fund, the Aperture Endeavour Equity Fund and the Aperture Discover Equity Fund incurred $68,783, $49,750 and $37,518 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

State Street Bank and Trust Company acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the

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Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) of the Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period. The maximum Performance Adjustment (positive or negative) of the Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% (150 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period. The maximum Performance Adjustment (positive or negative) of the Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

On a monthly basis, the Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2020, the Fund accrued advisory fees of $1,202,491, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.70% of the Fund’s average net assets, which reflected a (0.53)% Performance Adjustment of $(903,992).

On a monthly basis, the Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee

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plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2020, the Fund accrued advisory fees of $181,621, at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.18% of the Fund’s average net assets, which reflected a (0.64)% Performance Adjustment of $(99,006).

On a monthly basis, the Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2020, the Fund accrued advisory fees of $3,763,488, at an annual effective rate (excluding the impact from any expense waivers in effect) of 4.05% of the Fund’s average net assets, which reflected a 1.87% Performance Adjustment of $1,739,880.

In addition, The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the Aperture New World Opportunities Fund’s average daily net assets and 0.12% of the Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets until April 30, 2021 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2021. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2020, the Funds had fees which were previously

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waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

	Expiring Years			Total
	2021	2022	2023
New World Opportunities Fund	N/A	$59,253	$345,428	$404,681
Endeavour Equity Fund	N/A	N/A	208,795	208,795
Discover Equity Fund	N/A	N/A	81,862	81,862

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2020, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$222,691,951	$222,471,370	$38,297,227	$33,462,344
Endeavour Equity Fund	32,169,620	28,645,658	-	-
Discover Equity Fund	284,312,675	102,082,997	-	-

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last fiscal year were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
New World Opportunities Fund 2019	$11,437,008	$-	$11,437,008
Endeavour Equity Fund 2019	-	-	-
Discover Equity Fund 2019	-	-	-

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As of December 31, 2019, the components of accumulated losses on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund
Undistributed Ordinary Income	$184,488	$63,412	$1,029
Undistributed Long-Term Capital Gains	-	-	1,543
Capital Loss Carryforwards	(4,012,623)	-	-
Unrealized Appreciation	3,908,694	2,162,892	6
Other Temporary Differences	(585,941)	(49)	-

Total Distributable Earnings (Loss)	$(505,382)	$2,226,255	$2,578

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
New World Opportunities Fund	$3,394,061	$618,562	$4,012,623

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2020, are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
New World Opportunities Fund	$340,490,616	$11,422,879	$(9,914,069)	$1,508,810
Endeavour Equity Fund	27,945,967	3,093,036	(788,347)	2,304,689
Discover Equity Fund	194,016,882	51,129,163	(5,522,218)	45,606,945

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

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Active Management Risk (All Funds) – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies

Below Investment Grade Fixed Income Securities (Junk Bond) Risk (New World Opportunities Fund) – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk (New World Opportunities Fund) – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (All Funds) – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (All Funds) – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk (New World Opportunities Fund and Endeavour Equity Fund) – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

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Derivatives Risk (All Funds) – A Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (New World Opportunities Fund) – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets/Foreign Investment Risk (New World Opportunities Fund and Endeavour Equity Fund) – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The New World Opportunities Fund’s exposure to these risks is heightened as a result of the New World Opportunities Fund investing primarily in emerging market countries.

Environmental, Social and Governance Risk (Endeavour Equity Fund and Discover Equity Fund) – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time.

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Extension Risk (New World Opportunities Fund) – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (New World Opportunities Fund) – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment Risk (All Funds) – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk (New World Opportunities Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Interest Rate Risk (New World Opportunities Fund) – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

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Investment Company Risk (New World Opportunities Fund and Discover Equity Fund) – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

IPO Risk (Discover Equity Fund) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (All Funds) – A Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk (All Funds) – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial

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Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Long-Term Investment Strategy Risk (Discover Equity Fund) – Under normal circumstances, the Fund intends to hold securities for long periods (typically over two years). This investment style may cause the Fund to lose money or underperform compared to the Index or other mutual funds over the short or medium terms. The Fund also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Fund’s portfolio.

Market Risk (All Funds) – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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New Fund Risk (All Funds) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Endeavour Equity Fund and Discover Equity Fund) – The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Prepayment Risk (New World Opportunities Fund) – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Reverse Repurchase Agreements Risk (New World Opportunities Fund) – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Short Sales Risk (Endeavour Equity Fund and Discover Equity Fund) – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk (All Funds) – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In

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particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (New World Opportunities Fund) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

11. Other:

At June 30, 2020, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
New World Opportunities Fund, Institutional Shares	4	70%
New World Opportunities Fund, Class X Shares	2	100%
Endeavour Equity Fund, Institutional Shares	3	75%
Endeavour Equity Fund, Class X Shares	1	100%
Discover Equity Fund, Institutional Shares	4	74%
Discover Equity Fund, Class X Shares	1	18%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2020.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,012.90	0.80%	$4.00
Hypothetical 5% Return	$1,000.00	$1,020.89	0.80%	$4.02
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,012.90	0.81%	$4.05
Hypothetical 5% Return	$1,000.00	$1,020.84	0.81%	$4.07
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$972.20	1.30%	$6.37
Hypothetical 5% Return	$1,000.00	$1,018.40	1.30%	$6.52
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$970.30	1.27%	$6.22
Hypothetical 5% Return	$1,000.00	$1,018.55	1.27%	$6.37
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,125.90	4.17%	$22.04
Hypothetical 5% Return	$1,000.00	$1,004.13	4.17%	$20.78
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,124.90	5.96%	$31.49
Hypothetical 5% Return	$1,000.00	$995.23	5.96%	$29.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from (i) June 1, 2019 through December 31, 2019 with respect to the Aperture New World Opportunities Fund, (ii) September 30, 2019 (commencement of operations) through December 31, 2019 with respect to the Aperture Endeavour Equity Fund; and (iii) December 30, 2019 (commencement of operations) through December 31, 2019 with respect to the Aperture Discover Equity Fund, and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented for each Fund. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

API-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: September 4, 2020